Shareholder Report	12 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Institutional Fund Trust
Entity Central Index Key	0000741375
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000011548
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	A
Trading Symbol	MIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate Index:

↑ The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening to historical levels.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and consumer cyclical.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly as interest rates fell during the period despite the volatility.

↓ Underweight to investment grade communications, as spreads tightened.

Line Graph [Table Text Block]
	Class A with maximum sales charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
9/14	$9,678	$10,000	$10,000
10/14	$9,749	$10,098	$10,102
11/14	$9,801	$10,152	$10,170
12/14	$9,828	$10,134	$10,177
1/15	$10,066	$10,327	$10,485
2/15	$10,013	$10,267	$10,379
3/15	$10,022	$10,309	$10,412
4/15	$9,952	$10,297	$10,339
5/15	$9,881	$10,279	$10,272
6/15	$9,712	$10,164	$10,083
7/15	$9,731	$10,224	$10,151
8/15	$9,642	$10,194	$10,091
9/15	$9,642	$10,233	$10,166
10/15	$9,749	$10,266	$10,209
11/15	$9,713	$10,229	$10,186
12/15	$9,589	$10,178	$10,107
1/16	$9,525	$10,290	$10,143
2/16	$9,580	$10,363	$10,225
3/16	$10,439	$10,490	$10,508
4/16	$10,622	$10,562	$10,652
5/16	$10,613	$10,570	$10,644
6/16	$10,823	$10,756	$10,884
7/16	$11,000	$10,844	$11,043
8/16	$11,046	$10,856	$11,064
9/16	$11,321	$10,859	$11,037
10/16	$11,231	$10,787	$10,947
11/16	$10,935	$10,544	$10,653
12/16	$11,003	$10,576	$10,725
1/17	$11,077	$10,613	$10,758
2/17	$11,198	$10,695	$10,881
3/17	$11,170	$10,691	$10,856
4/17	$11,281	$10,780	$10,972
5/17	$11,403	$10,863	$11,098
6/17	$11,459	$10,854	$11,132
7/17	$11,552	$10,908	$11,213
8/17	$11,627	$11,002	$11,300
9/17	$11,608	$10,963	$11,281
10/17	$11,646	$10,976	$11,326
11/17	$11,617	$10,960	$11,310
12/17	$11,720	$11,008	$11,413
1/18	$11,625	$10,902	$11,304
2/18	$11,415	$10,799	$11,120
3/18	$11,424	$10,853	$11,148
4/18	$11,307	$10,781	$11,045
5/18	$11,355	$10,840	$11,104
6/18	$11,268	$10,824	$11,040
7/18	$11,391	$10,847	$11,132
8/18	$11,420	$10,900	$11,186
9/18	$11,391	$10,853	$11,147
10/18	$11,199	$10,763	$10,984
11/18	$11,131	$10,811	$10,966
12/18	$11,228	$10,980	$11,127
1/19	$11,522	$11,132	$11,388
2/19	$11,581	$11,144	$11,413
3/19	$11,865	$11,345	$11,699
4/19	$11,965	$11,361	$11,763
5/19	$12,104	$11,535	$11,931
6/19	$12,420	$11,698	$12,223
7/19	$12,511	$11,733	$12,291
8/19	$12,880	$11,998	$12,678
9/19	$12,787	$11,946	$12,595
10/19	$12,864	$11,985	$12,672
11/19	$12,901	$11,982	$12,704
12/19	$12,957	$12,000	$12,744
1/20	$13,249	$12,216	$13,043
2/20	$13,378	$12,399	$13,218
3/20	$12,343	$12,156	$12,281
4/20	$13,006	$12,400	$12,925
5/20	$13,262	$12,516	$13,127
6/20	$13,570	$12,620	$13,385
7/20	$14,010	$12,842	$13,820
8/20	$13,836	$12,768	$13,629
9/20	$13,795	$12,745	$13,590
10/20	$13,763	$12,699	$13,566
11/20	$14,182	$12,865	$13,944
12/20	$14,253	$12,909	$14,004
1/21	$14,050	$12,828	$13,825
2/21	$13,805	$12,663	$13,587
3/21	$13,558	$12,515	$13,353
4/21	$13,675	$12,621	$13,501
5/21	$13,749	$12,669	$13,605
6/21	$14,005	$12,761	$13,827
7/21	$14,175	$12,889	$14,016
8/21	$14,118	$12,881	$13,974
9/21	$13,963	$12,771	$13,827
10/21	$14,002	$12,760	$13,861
11/21	$13,967	$12,776	$13,870
12/21	$13,947	$12,767	$13,858
1/22	$13,502	$12,487	$13,392
2/22	$13,209	$12,317	$13,124
3/22	$12,886	$11,986	$12,793
4/22	$12,170	$11,539	$12,094
5/22	$12,226	$11,603	$12,207
6/22	$11,836	$11,371	$11,865
7/22	$12,231	$11,657	$12,249
8/22	$11,873	$11,354	$11,890
9/22	$11,247	$10,865	$11,265
10/22	$11,107	$10,745	$11,148
11/22	$11,663	$11,146	$11,726
12/22	$11,643	$11,108	$11,674
1/23	$12,134	$11,453	$12,142
2/23	$11,791	$11,171	$11,756
3/23	$12,072	$11,434	$12,083
4/23	$12,170	$11,503	$12,176
5/23	$12,014	$11,384	$11,999
6/23	$12,091	$11,366	$12,049
7/23	$12,146	$11,378	$12,090
8/23	$12,050	$11,309	$11,996
9/23	$11,718	$11,040	$11,676
10/23	$11,479	$10,874	$11,457
11/23	$12,176	$11,363	$12,142
12/23	$12,771	$11,794	$12,669
1/24	$12,771	$11,766	$12,647
2/24	$12,601	$11,625	$12,457
3/24	$12,779	$11,739	$12,618
4/24	$12,463	$11,465	$12,297
5/24	$12,704	$11,655	$12,527
6/24	$12,799	$11,761	$12,607
7/24	$13,091	$12,028	$12,907
8/24	$13,303	$12,205	$13,110
9/24	$13,515	$12,373	$13,343

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	15.34%	1.11%	3.40%
Class A with maximum 3.25% sales charge	11.54%	0.45%	3.06%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Corporate Index	14.28%	1.16%	2.93%

AssetsNet	$ 124,472,852
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 113,800
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$124,472,852
# of Portfolio Holdings	242
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$113,800

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Commercial Mortgage-Backed Securities	1.1%
Investment Companies	1.3%
Short-Term Investments	5.4%
Corporate Bonds	92.0%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.3%
Not Rated	1.3%
B	0.5%
BB	1.3%
BBB	45.4%
A	34.8%
AA	10.3%
AAA	3.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155931
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	C
Trading Symbol	MSBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	1.31%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate Index:

↑ The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening to historical levels.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and consumer cyclical.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly as interest rates fell during the period despite the volatility.

↓ Underweight to investment grade communications, as spreads tightened.

Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
4/15	$10,000	$10,000	$10,000
5/15	$9,929	$10,000	$10,000
6/15	$9,750	$9,871	$9,752
7/15	$9,768	$9,929	$9,818
8/15	$9,669	$9,899	$9,760
9/15	$9,660	$9,938	$9,833
10/15	$9,759	$9,970	$9,874
11/15	$9,714	$9,933	$9,852
12/15	$9,588	$9,884	$9,775
1/16	$9,516	$9,993	$9,810
2/16	$9,570	$10,064	$9,889
3/16	$10,413	$10,187	$10,163
4/16	$10,596	$10,257	$10,303
5/16	$10,578	$10,265	$10,295
6/16	$10,778	$10,445	$10,526
7/16	$10,958	$10,531	$10,680
8/16	$10,985	$10,543	$10,701
9/16	$11,251	$10,545	$10,675
10/16	$11,155	$10,475	$10,588
11/16	$10,851	$10,240	$10,304
12/16	$10,907	$10,270	$10,373
1/17	$10,981	$10,307	$10,405
2/17	$11,101	$10,386	$10,524
3/17	$11,055	$10,383	$10,500
4/17	$11,157	$10,469	$10,612
5/17	$11,268	$10,550	$10,734
6/17	$11,324	$10,541	$10,767
7/17	$11,408	$10,593	$10,845
8/17	$11,473	$10,684	$10,929
9/17	$11,454	$10,647	$10,911
10/17	$11,477	$10,660	$10,955
11/17	$11,439	$10,644	$10,939
12/17	$11,539	$10,690	$11,038
1/18	$11,435	$10,588	$10,933
2/18	$11,227	$10,487	$10,755
3/18	$11,217	$10,540	$10,783
4/18	$11,110	$10,470	$10,683
5/18	$11,139	$10,527	$10,740
6/18	$11,053	$10,512	$10,677
7/18	$11,171	$10,534	$10,766
8/18	$11,190	$10,585	$10,819
9/18	$11,152	$10,540	$10,781
10/18	$10,952	$10,452	$10,623
11/18	$10,885	$10,499	$10,606
12/18	$10,963	$10,663	$10,762
1/19	$11,252	$10,810	$11,015
2/19	$11,290	$10,822	$11,039
3/19	$11,560	$11,017	$11,315
4/19	$11,656	$11,033	$11,377
5/19	$11,782	$11,202	$11,540
6/19	$12,083	$11,360	$11,822
7/19	$12,164	$11,394	$11,888
8/19	$12,516	$11,652	$12,262
9/19	$12,417	$11,601	$12,182
10/19	$12,482	$11,639	$12,256
11/19	$12,510	$11,637	$12,287
12/19	$12,557	$11,654	$12,326
1/20	$12,832	$11,863	$12,615
2/20	$12,949	$12,041	$12,784
3/20	$11,933	$11,806	$11,878
4/20	$12,571	$12,042	$12,501
5/20	$12,813	$12,155	$12,697
6/20	$13,104	$12,256	$12,945
7/20	$13,513	$12,471	$13,366
8/20	$13,336	$12,399	$13,182
9/20	$13,297	$12,377	$13,144
10/20	$13,250	$12,333	$13,121
11/20	$13,647	$12,494	$13,486
12/20	$13,705	$12,537	$13,545
1/21	$13,488	$12,458	$13,371
2/21	$13,250	$12,297	$13,141
3/21	$13,003	$12,154	$12,915
4/21	$13,105	$12,256	$13,058
5/21	$13,167	$12,303	$13,159
6/21	$13,394	$12,393	$13,373
7/21	$13,558	$12,517	$13,556
8/21	$13,493	$12,509	$13,515
9/21	$13,334	$12,402	$13,373
10/21	$13,352	$12,392	$13,406
11/21	$13,318	$12,407	$13,414
12/21	$13,288	$12,399	$13,404
1/22	$12,861	$12,127	$12,952
2/22	$12,571	$11,961	$12,693
3/22	$12,253	$11,640	$12,373
4/22	$11,558	$11,206	$11,697
5/22	$11,604	$11,268	$11,806
6/22	$11,233	$11,043	$11,475
7/22	$11,594	$11,320	$11,847
8/22	$11,255	$11,026	$11,499
9/22	$10,661	$10,551	$10,895
10/22	$10,511	$10,435	$10,782
11/22	$11,034	$10,824	$11,341
12/22	$11,000	$10,788	$11,291
1/23	$11,468	$11,122	$11,743
2/23	$11,134	$10,849	$11,370
3/23	$11,394	$11,104	$11,686
4/23	$11,479	$11,171	$11,776
5/23	$11,312	$11,056	$11,605
6/23	$11,377	$11,038	$11,653
7/23	$11,433	$11,049	$11,693
8/23	$11,333	$10,983	$11,603
9/23	$11,011	$10,721	$11,293
10/23	$10,778	$10,560	$11,081
11/23	$11,431	$11,035	$11,744
12/23	$11,978	$11,454	$12,253
1/24	$11,967	$11,426	$12,232
2/24	$11,809	$11,289	$12,048
3/24	$11,957	$11,400	$12,204
4/24	$11,650	$11,134	$11,893
5/24	$11,868	$11,318	$12,116
6/24	$11,948	$11,422	$12,193
7/24	$12,214	$11,681	$12,484
8/24	$12,393	$11,853	$12,680
9/24	$12,596	$12,015	$12,905

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C	14.39%	0.29%	2.48%
Class C with maximum deferred sales charge	13.39%	0.29%	2.48%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.75%
Bloomberg U.S. Corporate Index	14.28%	1.16%	2.48%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 124,472,852
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 113,800
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$124,472,852
# of Portfolio Holdings	242
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$113,800

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Commercial Mortgage-Backed Securities	1.1%
Investment Companies	1.3%
Short-Term Investments	5.4%
Corporate Bonds	92.0%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.3%
Not Rated	1.3%
B	0.5%
BB	1.3%
BBB	45.4%
A	34.8%
AA	10.3%
AAA	3.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011549
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	I
Trading Symbol	MPFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate Index:

↑ The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening to historical levels.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and consumer cyclical.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly as interest rates fell during the period despite the volatility.

↓ Underweight to investment grade communications, as spreads tightened.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,007,220	$1,009,792	$1,010,237
11/14	$1,012,655	$1,015,242	$1,017,043
12/14	$1,016,317	$1,013,408	$1,017,662
1/15	$1,040,950	$1,032,698	$1,048,535
2/15	$1,036,388	$1,026,679	$1,037,910
3/15	$1,037,300	$1,030,917	$1,041,222
4/15	$1,029,937	$1,029,721	$1,033,931
5/15	$1,023,506	$1,027,919	$1,027,182
6/15	$1,006,049	$1,016,447	$1,008,303
7/15	$1,008,840	$1,022,366	$1,015,109
8/15	$999,584	$1,019,354	$1,009,101
9/15	$999,584	$1,023,344	$1,016,622
10/15	$1,010,760	$1,026,615	$1,020,872
11/15	$1,007,030	$1,022,871	$1,018,639
12/15	$994,908	$1,017,761	$1,010,697
1/16	$988,326	$1,028,996	$1,014,281
2/16	$994,908	$1,036,306	$1,022,471
3/16	$1,083,303	$1,049,006	$1,050,834
4/16	$1,104,131	$1,056,153	$1,065,222
5/16	$1,102,236	$1,056,978	$1,064,398
6/16	$1,124,982	$1,075,586	$1,088,358
7/16	$1,143,994	$1,084,449	$1,104,261
8/16	$1,147,814	$1,085,619	$1,106,423
9/16	$1,177,416	$1,085,877	$1,103,682
10/16	$1,167,825	$1,078,673	$1,094,703
11/16	$1,138,004	$1,054,427	$1,065,336
12/16	$1,144,841	$1,057,560	$1,072,465
1/17	$1,153,566	$1,061,291	$1,075,769
2/17	$1,166,168	$1,069,479	$1,088,108
3/17	$1,163,260	$1,069,121	$1,085,577
4/17	$1,174,958	$1,077,992	$1,097,178
5/17	$1,188,632	$1,086,309	$1,109,793
6/17	$1,194,492	$1,085,388	$1,113,186
7/17	$1,204,331	$1,090,794	$1,121,326
8/17	$1,213,187	$1,100,205	$1,130,033
9/17	$1,212,203	$1,096,333	$1,128,073
10/17	$1,215,162	$1,097,650	$1,132,627
11/17	$1,213,179	$1,095,989	$1,130,977
12/17	$1,223,877	$1,100,820	$1,141,296
1/18	$1,213,894	$1,090,227	$1,130,383
2/18	$1,192,931	$1,079,889	$1,112,034
3/18	$1,193,929	$1,085,336	$1,114,850
4/18	$1,182,639	$1,078,094	$1,104,507
5/18	$1,187,668	$1,083,973	$1,110,424
6/18	$1,179,622	$1,082,401	$1,103,972
7/18	$1,192,753	$1,084,667	$1,113,151
8/18	$1,195,785	$1,090,010	$1,118,648
9/18	$1,192,753	$1,085,340	$1,114,658
10/18	$1,172,355	$1,076,261	$1,098,382
11/18	$1,166,239	$1,081,101	$1,096,552
12/18	$1,176,478	$1,098,015	$1,112,679
1/19	$1,208,358	$1,113,155	$1,138,850
2/19	$1,213,500	$1,114,368	$1,141,319
3/19	$1,244,351	$1,134,491	$1,169,909
4/19	$1,255,784	$1,136,079	$1,176,259
5/19	$1,269,265	$1,153,482	$1,193,115
6/19	$1,303,485	$1,169,797	$1,222,295
7/19	$1,313,905	$1,173,279	$1,229,132
8/19	$1,351,871	$1,199,827	$1,267,786
9/19	$1,343,461	$1,194,629	$1,259,540
10/19	$1,350,826	$1,198,489	$1,267,184
11/19	$1,355,059	$1,198,249	$1,270,375
12/19	$1,361,394	$1,200,035	$1,274,439
1/20	$1,392,142	$1,221,573	$1,304,324
2/20	$1,407,035	$1,239,864	$1,321,775
3/20	$1,297,307	$1,215,645	$1,228,122
4/20	$1,367,499	$1,239,996	$1,292,515
5/20	$1,394,896	$1,251,577	$1,312,733
6/20	$1,427,688	$1,262,020	$1,338,468
7/20	$1,474,383	$1,284,189	$1,381,978
8/20	$1,456,411	$1,276,784	$1,362,922
9/20	$1,453,481	$1,274,483	$1,359,022
10/20	$1,450,568	$1,269,928	$1,356,576
11/20	$1,494,995	$1,286,499	$1,394,370
12/20	$1,501,780	$1,290,942	$1,400,442
1/21	$1,480,439	$1,282,828	$1,382,473
2/21	$1,454,677	$1,266,275	$1,358,655
3/21	$1,428,877	$1,251,539	$1,335,342
4/21	$1,441,394	$1,262,063	$1,350,134
5/21	$1,449,416	$1,266,877	$1,360,507
6/21	$1,476,704	$1,276,113	$1,382,701
7/21	$1,494,961	$1,288,927	$1,401,627
8/21	$1,489,276	$1,288,066	$1,397,386
9/21	$1,474,479	$1,277,067	$1,382,677
10/21	$1,477,892	$1,276,023	$1,386,105
11/21	$1,474,469	$1,277,564	$1,386,959
12/21	$1,472,808	$1,276,703	$1,385,848
1/22	$1,426,930	$1,248,712	$1,339,198
2/22	$1,396,288	$1,231,687	$1,312,412
3/22	$1,362,372	$1,198,643	$1,279,318
4/22	$1,285,782	$1,153,936	$1,209,366
5/22	$1,292,015	$1,160,286	$1,220,656
6/22	$1,252,219	$1,137,100	$1,186,479
7/22	$1,293,280	$1,165,689	$1,224,887
8/22	$1,256,889	$1,135,386	$1,188,969
9/22	$1,190,952	$1,086,469	$1,126,482
10/22	$1,176,489	$1,074,548	$1,114,833
11/22	$1,235,800	$1,114,614	$1,172,562
12/22	$1,233,002	$1,110,828	$1,167,417
1/23	$1,286,347	$1,145,286	$1,214,193
2/23	$1,250,302	$1,117,145	$1,175,570
3/23	$1,280,427	$1,143,352	$1,208,301
4/23	$1,291,107	$1,150,337	$1,217,552
5/23	$1,273,603	$1,138,410	$1,199,919
6/23	$1,282,056	$1,136,641	$1,204,856
7/23	$1,289,513	$1,137,771	$1,209,012
8/23	$1,279,622	$1,130,920	$1,199,619
9/23	$1,244,719	$1,103,953	$1,167,596
10/23	$1,219,735	$1,087,351	$1,145,732
11/23	$1,292,972	$1,136,287	$1,214,225
12/23	$1,356,973	$1,179,403	$1,266,867
1/24	$1,358,242	$1,176,580	$1,264,712
2/24	$1,340,411	$1,162,474	$1,245,701
3/24	$1,358,333	$1,173,887	$1,261,807
4/24	$1,324,917	$1,146,456	$1,229,697
5/24	$1,350,744	$1,165,459	$1,252,731
6/24	$1,361,076	$1,176,114	$1,260,698
7/24	$1,392,438	$1,202,809	$1,290,748
8/24	$1,415,319	$1,220,515	$1,311,047
9/24	$1,439,634	$1,237,255	$1,334,291

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	15.66%	1.39%	3.71%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Corporate Index	14.28%	1.16%	2.93%

AssetsNet	$ 124,472,852
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 113,800
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$124,472,852
# of Portfolio Holdings	242
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$113,800

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Commercial Mortgage-Backed Securities	1.1%
Investment Companies	1.3%
Short-Term Investments	5.4%
Corporate Bonds	92.0%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.3%
Not Rated	1.3%
B	0.5%
BB	1.3%
BBB	45.4%
A	34.8%
AA	10.3%
AAA	3.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000065127
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	L
Trading Symbol	MGILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$100	0.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate Index:

↑ The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening to historical levels.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and consumer cyclical.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly as interest rates fell during the period despite the volatility.

↓ Underweight to investment grade communications, as spreads tightened.

Line Graph [Table Text Block]
	Class L	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
9/14	$10,000	$10,000	$10,000
10/14	$10,066	$10,098	$10,102
11/14	$10,120	$10,152	$10,170
12/14	$10,141	$10,134	$10,177
1/15	$10,387	$10,327	$10,485
2/15	$10,332	$10,267	$10,379
3/15	$10,341	$10,309	$10,412
4/15	$10,262	$10,297	$10,339
5/15	$10,198	$10,279	$10,272
6/15	$10,015	$10,164	$10,083
7/15	$10,037	$10,224	$10,151
8/15	$9,935	$10,194	$10,091
9/15	$9,935	$10,233	$10,166
10/15	$10,048	$10,266	$10,209
11/15	$10,001	$10,229	$10,186
12/15	$9,874	$10,178	$10,107
1/16	$9,800	$10,290	$10,143
2/16	$9,856	$10,363	$10,225
3/16	$10,742	$10,490	$10,508
4/16	$10,932	$10,562	$10,652
5/16	$10,914	$10,570	$10,644
6/16	$11,129	$10,756	$10,884
7/16	$11,309	$10,844	$11,043
8/16	$11,347	$10,856	$11,064
9/16	$11,630	$10,859	$11,037
10/16	$11,526	$10,787	$10,947
11/16	$11,222	$10,544	$10,653
12/16	$11,290	$10,576	$10,725
1/17	$11,367	$10,613	$10,758
2/17	$11,491	$10,695	$10,881
3/17	$11,453	$10,691	$10,856
4/17	$11,569	$10,780	$10,972
5/17	$11,684	$10,863	$11,098
6/17	$11,742	$10,854	$11,132
7/17	$11,829	$10,908	$11,213
8/17	$11,906	$11,002	$11,300
9/17	$11,887	$10,963	$11,281
10/17	$11,914	$10,976	$11,326
11/17	$11,885	$10,960	$11,310
12/17	$11,990	$11,008	$11,413
1/18	$11,882	$10,902	$11,304
2/18	$11,677	$10,799	$11,120
3/18	$11,677	$10,853	$11,148
4/18	$11,557	$10,781	$11,045
5/18	$11,597	$10,840	$11,104
6/18	$11,508	$10,824	$11,040
7/18	$11,636	$10,847	$11,132
8/18	$11,655	$10,900	$11,186
9/18	$11,626	$10,853	$11,147
10/18	$11,414	$10,763	$10,984
11/18	$11,354	$10,811	$10,966
12/18	$11,444	$10,980	$11,127
1/19	$11,744	$11,132	$11,388
2/19	$11,793	$11,144	$11,413
3/19	$12,083	$11,345	$11,699
4/19	$12,185	$11,361	$11,763
5/19	$12,315	$11,535	$11,931
6/19	$12,637	$11,698	$12,223
7/19	$12,729	$11,733	$12,291
8/19	$13,099	$11,998	$12,678
9/19	$13,000	$11,946	$12,595
10/19	$13,073	$11,985	$12,672
11/19	$13,107	$11,982	$12,704
12/19	$13,155	$12,000	$12,744
1/20	$13,442	$12,216	$13,043
2/20	$13,579	$12,399	$13,218
3/20	$12,513	$12,156	$12,281
4/20	$13,192	$12,400	$12,925
5/20	$13,448	$12,516	$13,127
6/20	$13,757	$12,620	$13,385
7/20	$14,188	$12,842	$13,820
8/20	$14,007	$12,768	$13,629
9/20	$13,970	$12,745	$13,590
10/20	$13,933	$12,699	$13,566
11/20	$14,353	$12,865	$13,944
12/20	$14,413	$12,909	$14,004
1/21	$14,198	$12,828	$13,825
2/21	$13,944	$12,663	$13,587
3/21	$13,690	$12,515	$13,353
4/21	$13,814	$12,621	$13,501
5/21	$13,873	$12,669	$13,605
6/21	$14,126	$12,761	$13,827
7/21	$14,304	$12,889	$14,016
8/21	$14,242	$12,881	$13,974
9/21	$14,081	$12,771	$13,827
10/21	$14,104	$12,760	$13,861
11/21	$14,074	$12,776	$13,870
12/21	$14,043	$12,767	$13,858
1/22	$13,595	$12,487	$13,392
2/22	$13,295	$12,317	$13,124
3/22	$12,965	$11,986	$12,793
4/22	$12,239	$11,539	$12,094
5/22	$12,291	$11,603	$12,207
6/22	$11,894	$11,371	$11,865
7/22	$12,276	$11,657	$12,249
8/22	$11,922	$11,354	$11,890
9/22	$11,289	$10,865	$11,265
10/22	$11,143	$10,745	$11,148
11/22	$11,697	$11,146	$11,726
12/22	$11,667	$11,108	$11,674
1/23	$12,160	$11,453	$12,142
2/23	$11,812	$11,171	$11,756
3/23	$12,089	$11,434	$12,083
4/23	$12,182	$11,503	$12,176
5/23	$12,020	$11,384	$11,999
6/23	$12,081	$11,366	$12,049
7/23	$12,143	$11,378	$12,090
8/23	$12,041	$11,309	$11,996
9/23	$11,704	$11,040	$11,676
10/23	$11,461	$10,874	$11,457
11/23	$12,153	$11,363	$12,142
12/23	$12,737	$11,794	$12,669
1/24	$12,737	$11,766	$12,647
2/24	$12,561	$11,625	$12,457
3/24	$12,733	$11,739	$12,618
4/24	$12,400	$11,465	$12,297
5/24	$12,633	$11,655	$12,527
6/24	$12,733	$11,761	$12,607
7/24	$13,018	$12,028	$12,907
8/24	$13,210	$12,205	$13,110
9/24	$13,427	$12,373	$13,343

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	14.71%	0.65%	2.99%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Corporate Index	14.28%	1.16%	2.93%

AssetsNet	$ 124,472,852
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 113,800
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$124,472,852
# of Portfolio Holdings	242
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$113,800

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Commercial Mortgage-Backed Securities	1.1%
Investment Companies	1.3%
Short-Term Investments	5.4%
Corporate Bonds	92.0%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.3%
Not Rated	1.3%
B	0.5%
BB	1.3%
BBB	45.4%
A	34.8%
AA	10.3%
AAA	3.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011562
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	A
Trading Symbol	MACGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	0.98%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States, which was the largest positive contributor in the portfolio.

↑ Stock selection in financials, led by a position in a payments technology services platform.

↑ Stock selection and an average overweight in communication services, led by a holding in a video game platform.

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor across the portfolio.

↓ Stock selection and an average underweight in industrials, where exposure to the operator of a Southeast Asian super app (an integrated app platform combining multiple services) was the main detractor; the position was sold during the period.

↓ No exposure to utilities.

Line Graph [Table Text Block]
	Class A with maximum sales charge	Russell 3000® Index	Russell Midcap® Growth Index
9/14	$9,474	$10,000	$10,000
10/14	$9,871	$10,275	$10,276
11/14	$9,909	$10,524	$10,614
12/14	$9,721	$10,524	$10,584
1/15	$9,612	$10,231	$10,405
2/15	$10,213	$10,824	$11,122
3/15	$10,003	$10,713	$11,153
4/15	$10,065	$10,762	$11,075
5/15	$9,979	$10,911	$11,206
6/15	$9,945	$10,728	$11,026
7/15	$10,052	$10,908	$11,204
8/15	$9,281	$10,249	$10,553
9/15	$8,867	$9,951	$10,145
10/15	$8,904	$10,736	$10,783
11/15	$9,154	$10,796	$10,807
12/15	$9,126	$10,574	$10,563
1/16	$8,079	$9,978	$9,763
2/16	$7,729	$9,975	$9,916
3/16	$8,248	$10,677	$10,624
4/16	$8,272	$10,743	$10,617
5/16	$8,346	$10,935	$10,791
6/16	$8,429	$10,958	$10,790
7/16	$8,963	$11,393	$11,324
8/16	$8,966	$11,422	$11,291
9/16	$8,856	$11,440	$11,285
10/16	$8,328	$11,192	$10,827
11/16	$8,189	$11,693	$11,297
12/16	$7,881	$11,921	$11,337
1/17	$8,499	$12,145	$11,715
2/17	$8,612	$12,597	$12,052
3/17	$8,859	$12,606	$12,118
4/17	$9,246	$12,739	$12,298
5/17	$9,962	$12,870	$12,592
6/17	$10,023	$12,986	$12,629
7/17	$10,096	$13,231	$12,840
8/17	$10,363	$13,256	$12,931
9/17	$10,260	$13,579	$13,296
10/17	$10,564	$13,876	$13,668
11/17	$10,940	$14,297	$14,125
12/17	$10,946	$14,440	$14,201
1/18	$11,760	$15,201	$15,005
2/18	$11,905	$14,641	$14,534
3/18	$11,852	$14,347	$14,510
4/18	$11,698	$14,402	$14,373
5/18	$12,979	$14,808	$14,911
6/18	$13,378	$14,905	$14,968
7/18	$13,079	$15,400	$15,289
8/18	$14,889	$15,940	$16,171
9/18	$15,119	$15,967	$16,102
10/18	$13,417	$14,791	$14,507
11/18	$13,547	$15,087	$14,877
12/18	$12,238	$13,683	$13,527
1/19	$14,031	$14,858	$15,081
2/19	$15,236	$15,380	$15,965
3/19	$15,471	$15,605	$16,181
4/19	$16,373	$16,228	$16,908
5/19	$16,324	$15,178	$15,936
6/19	$17,441	$16,244	$17,055
7/19	$18,185	$16,485	$17,453
8/19	$17,695	$16,149	$17,135
9/19	$15,785	$16,433	$16,940
10/19	$15,814	$16,786	$17,254
11/19	$17,392	$17,424	$18,112
12/19	$17,072	$17,928	$18,324
1/20	$18,296	$17,908	$18,496
2/20	$18,138	$16,442	$17,220
3/20	$16,006	$14,181	$14,652
4/20	$19,815	$16,059	$16,947
5/20	$23,885	$16,918	$18,649
6/20	$27,161	$17,304	$19,086
7/20	$30,766	$18,287	$20,611
8/20	$32,614	$19,612	$21,172
9/20	$33,917	$18,898	$20,875
10/20	$33,464	$18,490	$20,901
11/20	$39,823	$20,739	$23,708
12/20	$41,290	$21,672	$24,845
1/21	$44,842	$21,576	$24,763
2/21	$45,901	$22,250	$25,185
3/21	$40,367	$23,048	$24,705
4/21	$41,501	$24,236	$26,093
5/21	$39,246	$24,346	$25,694
6/21	$44,293	$24,947	$27,440
7/21	$41,863	$25,369	$27,723
8/21	$42,199	$26,092	$28,618
9/21	$40,031	$24,921	$27,232
10/21	$44,517	$26,607	$29,141
11/21	$41,352	$26,202	$27,910
12/21	$36,256	$27,234	$28,008
1/22	$27,965	$25,631	$24,394
2/22	$27,437	$24,986	$24,097
3/22	$25,967	$25,796	$24,484
4/22	$20,031	$23,481	$21,727
5/22	$16,357	$23,450	$20,886
6/22	$15,132	$21,488	$19,325
7/22	$17,318	$23,504	$21,690
8/22	$17,450	$22,627	$20,980
9/22	$15,471	$20,528	$19,199
10/22	$15,584	$22,212	$20,708
11/22	$14,679	$23,371	$21,834
12/22	$13,228	$22,003	$20,524
1/23	$15,509	$23,518	$22,315
2/23	$14,924	$22,968	$22,095
3/23	$15,452	$23,583	$22,399
4/23	$14,397	$23,834	$22,074
5/23	$15,622	$23,927	$22,088
6/23	$17,167	$25,560	$23,795
7/23	$18,674	$26,477	$24,515
8/23	$16,752	$25,966	$23,707
9/23	$15,848	$24,729	$22,552
10/23	$14,435	$24,073	$21,401
11/23	$16,526	$26,318	$24,012
12/23	$19,353	$27,714	$25,833
1/24	$17,732	$28,021	$25,694
2/24	$20,088	$29,538	$27,625
3/24	$20,841	$30,491	$28,286
4/24	$18,693	$29,149	$26,643
5/24	$18,750	$30,526	$26,927
6/24	$19,428	$31,471	$27,377
7/24	$19,843	$32,056	$27,543
8/24	$21,124	$32,754	$28,227
9/24	$22,368	$33,432	$29,168

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	41.14%	7.22%	8.97%
Class A with maximum 5.25% sales charge	33.67%	6.07%	8.38%
Russell 3000®IndexFootnote Reference1	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.34%	11.48%	11.30%

AssetsNet	$ 898,865,646
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,544,247
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$898,865,646
# of Portfolio Holdings	41
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$4,544,247

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Industrials	0.2%
Consumer Staples	1.5%
Short-Term Investments	1.9%
Communication Services	12.9%
Health Care	12.9%
Financials	13.2%
Consumer Discretionary	21.5%
Information Technology	35.9%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	8.5%
Cloudflare, Inc., Class A	7.5%
Trade Desk, Inc., Class A	7.4%
Affirm Holdings, Inc.	6.8%
Samsara, Inc., Class A	6.8%
ROBLOX Corp., Class A	5.5%
Global-e Online Ltd.	5.3%
Carvana Co.	4.9%
Royalty Pharma PLC, Class A	4.5%
MicroStrategy, Inc., Class A	4.3%
Total	61.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155934
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	C
Trading Symbol	MSMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.76%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States, which was the largest positive contributor in the portfolio.

↑ Stock selection in financials, led by a position in a payments technology services platform.

↑ Stock selection and an average overweight in communication services, led by a holding in a video game platform.

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor across the portfolio.

↓ Stock selection and an average underweight in industrials, where exposure to the operator of a Southeast Asian super app (an integrated app platform combining multiple services) was the main detractor; the position was sold during the period.

↓ No exposure to utilities.

Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell Midcap® Growth Index
5/17	$10,000	$10,000	$10,000
6/17	$10,052	$10,000	$10,000
7/17	$10,114	$10,280	$10,197
8/17	$10,377	$10,300	$10,269
9/17	$10,264	$10,552	$10,560
10/17	$10,558	$10,782	$10,855
11/17	$10,931	$11,109	$11,218
12/17	$10,924	$11,220	$11,278
1/18	$11,727	$11,812	$11,916
2/18	$11,858	$11,376	$11,542
3/18	$11,804	$11,148	$11,523
4/18	$11,642	$11,190	$11,415
5/18	$12,908	$11,506	$11,842
6/18	$13,287	$11,581	$11,887
7/18	$12,986	$11,966	$12,142
8/18	$14,769	$12,386	$12,842
9/18	$14,993	$12,406	$12,788
10/18	$13,287	$11,493	$11,521
11/18	$13,410	$11,723	$11,815
12/18	$12,107	$10,632	$10,742
1/19	$13,870	$11,545	$11,977
2/19	$15,049	$11,951	$12,679
3/19	$15,267	$12,125	$12,850
4/19	$16,149	$12,609	$13,428
5/19	$16,090	$11,793	$12,656
6/19	$17,179	$12,622	$13,544
7/19	$17,903	$12,809	$13,861
8/19	$17,407	$12,548	$13,608
9/19	$15,525	$12,768	$13,453
10/19	$15,535	$13,043	$13,703
11/19	$17,070	$13,539	$14,384
12/19	$16,746	$13,930	$14,553
1/20	$17,944	$13,915	$14,689
2/20	$17,771	$12,776	$13,676
3/20	$15,675	$11,019	$11,636
4/20	$19,395	$12,478	$13,459
5/20	$23,368	$13,145	$14,811
6/20	$26,547	$13,446	$15,158
7/20	$30,060	$14,209	$16,369
8/20	$31,845	$15,239	$16,814
9/20	$33,100	$14,684	$16,578
10/20	$32,639	$14,367	$16,599
11/20	$38,813	$16,115	$18,828
12/20	$40,220	$16,840	$19,732
1/21	$43,653	$16,765	$19,666
2/21	$44,658	$17,289	$20,002
3/21	$39,254	$17,908	$19,620
4/21	$40,335	$18,832	$20,722
5/21	$38,122	$18,918	$20,406
6/21	$42,992	$19,384	$21,792
7/21	$40,614	$19,712	$22,017
8/21	$40,920	$20,274	$22,728
9/21	$38,796	$19,364	$21,627
10/21	$43,119	$20,674	$23,143
11/21	$40,029	$20,359	$22,165
12/21	$35,085	$21,161	$22,243
1/22	$27,036	$19,916	$19,373
2/22	$26,521	$19,414	$19,138
3/22	$25,078	$20,044	$19,445
4/22	$19,322	$18,245	$17,255
5/22	$15,782	$18,221	$16,587
6/22	$14,576	$16,696	$15,347
7/22	$16,672	$18,263	$17,226
8/22	$16,791	$17,581	$16,661
9/22	$14,873	$15,951	$15,247
10/22	$14,971	$17,259	$16,446
11/22	$14,101	$18,160	$17,340
12/22	$12,697	$17,097	$16,300
1/23	$14,873	$18,274	$17,722
2/23	$14,299	$17,847	$17,547
3/23	$14,793	$18,324	$17,789
4/23	$13,785	$18,519	$17,531
5/23	$14,952	$18,591	$17,542
6/23	$16,415	$19,861	$18,898
7/23	$17,839	$20,573	$19,469
8/23	$15,980	$20,176	$18,828
9/23	$15,130	$19,215	$17,910
10/23	$13,765	$18,705	$16,996
11/23	$15,743	$20,450	$19,070
12/23	$18,432	$21,534	$20,516
1/24	$16,870	$21,773	$20,405
2/24	$19,105	$22,952	$21,939
3/24	$19,797	$23,692	$22,464
4/24	$17,740	$22,649	$21,159
5/24	$17,800	$23,720	$21,385
6/24	$18,432	$24,454	$21,742
7/24	$18,808	$24,908	$21,874
8/24	$20,015	$25,451	$22,417
9/24	$21,182	$25,977	$23,164

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/31/17 (Inception)
Class C	40.00%	6.41%	10.78%
Class C with maximum deferred sales charge	39.00%	6.41%	10.78%
Russell 3000®IndexFootnote Reference1	35.19%	15.26%	13.90%
Russell Midcap® Growth Index	29.34%	11.48%	12.14%

Performance Inception Date	May 31, 2017
AssetsNet	$ 898,865,646
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,544,247
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$898,865,646
# of Portfolio Holdings	41
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$4,544,247

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Industrials	0.2%
Consumer Staples	1.5%
Short-Term Investments	1.9%
Communication Services	12.9%
Health Care	12.9%
Financials	13.2%
Consumer Discretionary	21.5%
Information Technology	35.9%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	8.5%
Cloudflare, Inc., Class A	7.5%
Trade Desk, Inc., Class A	7.4%
Affirm Holdings, Inc.	6.8%
Samsara, Inc., Class A	6.8%
ROBLOX Corp., Class A	5.5%
Global-e Online Ltd.	5.3%
Carvana Co.	4.9%
Royalty Pharma PLC, Class A	4.5%
MicroStrategy, Inc., Class A	4.3%
Total	61.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011563
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	I
Trading Symbol	MPEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.72%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States, which was the largest positive contributor in the portfolio.

↑ Stock selection in financials, led by a position in a payments technology services platform.

↑ Stock selection and an average overweight in communication services, led by a holding in a video game platform.

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor across the portfolio.

↓ Stock selection and an average underweight in industrials, where exposure to the operator of a Southeast Asian super app (an integrated app platform combining multiple services) was the main detractor; the position was sold during the period.

↓ No exposure to utilities.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Growth Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,041,806	$1,027,513	$1,027,611
11/14	$1,046,054	$1,052,414	$1,061,386
12/14	$1,026,390	$1,052,402	$1,058,378
1/15	$1,015,432	$1,023,112	$1,040,546
2/15	$1,079,092	$1,082,351	$1,112,164
3/15	$1,056,916	$1,071,348	$1,115,298
4/15	$1,063,960	$1,076,194	$1,107,469
5/15	$1,055,089	$1,091,079	$1,120,621
6/15	$1,051,697	$1,072,825	$1,102,573
7/15	$1,063,177	$1,090,768	$1,120,440
8/15	$981,776	$1,024,919	$1,055,252
9/15	$938,205	$995,053	$1,014,483
10/15	$942,118	$1,073,648	$1,078,333
11/15	$968,731	$1,079,600	$1,080,688
12/15	$966,264	$1,057,440	$1,056,261
1/16	$855,589	$997,774	$976,302
2/16	$818,993	$997,453	$991,603
3/16	$873,887	$1,067,679	$1,062,378
4/16	$876,544	$1,074,296	$1,061,733
5/16	$884,512	$1,093,516	$1,079,145
6/16	$893,366	$1,095,764	$1,078,979
7/16	$950,622	$1,139,252	$1,132,416
8/16	$951,212	$1,142,158	$1,129,090
9/16	$939,997	$1,143,953	$1,128,525
10/16	$883,922	$1,119,203	$1,082,677
11/16	$869,460	$1,169,290	$1,129,745
12/16	$836,763	$1,192,107	$1,133,669
1/17	$902,862	$1,214,544	$1,171,466
2/17	$915,102	$1,259,715	$1,205,152
3/17	$941,542	$1,260,572	$1,211,830
4/17	$983,160	$1,273,934	$1,229,807
5/17	$1,059,541	$1,286,971	$1,259,172
6/17	$1,065,906	$1,298,586	$1,262,907
7/17	$1,073,740	$1,323,070	$1,284,006
8/17	$1,102,627	$1,325,620	$1,293,066
9/17	$1,091,856	$1,357,949	$1,329,627
10/17	$1,124,660	$1,387,582	$1,366,833
11/17	$1,165,299	$1,429,716	$1,412,518
12/17	$1,166,026	$1,444,006	$1,420,125
1/18	$1,253,322	$1,520,120	$1,500,473
2/18	$1,268,564	$1,464,089	$1,453,375
3/18	$1,263,714	$1,434,699	$1,451,004
4/18	$1,247,779	$1,440,152	$1,437,300
5/18	$1,384,266	$1,480,808	$1,491,058
6/18	$1,427,221	$1,490,492	$1,496,818
7/18	$1,396,044	$1,539,955	$1,528,948
8/18	$1,588,649	$1,594,035	$1,617,075
9/18	$1,614,284	$1,596,674	$1,610,196
10/18	$1,432,763	$1,479,106	$1,450,749
11/18	$1,446,620	$1,508,731	$1,487,651
12/18	$1,307,635	$1,368,314	$1,352,660
1/19	$1,499,410	$1,485,762	$1,508,096
2/19	$1,628,391	$1,538,015	$1,596,525
3/19	$1,653,848	$1,560,473	$1,618,065
4/19	$1,751,433	$1,622,785	$1,690,829
5/19	$1,746,342	$1,517,772	$1,593,556
6/19	$1,865,140	$1,624,375	$1,705,470
7/19	$1,946,602	$1,648,522	$1,745,289
8/19	$1,893,143	$1,614,916	$1,713,499
9/19	$1,690,336	$1,643,259	$1,693,984
10/19	$1,693,731	$1,678,633	$1,725,387
11/19	$1,861,746	$1,742,441	$1,811,227
12/19	$1,828,099	$1,792,752	$1,832,444
1/20	$1,960,584	$1,790,794	$1,849,591
2/20	$1,943,428	$1,644,176	$1,722,049
3/20	$1,715,630	$1,418,072	$1,465,223
4/20	$2,124,522	$1,605,882	$1,694,665
5/20	$2,562,008	$1,691,762	$1,864,902
6/20	$2,912,759	$1,730,439	$1,908,613
7/20	$3,300,682	$1,828,699	$2,061,093
8/20	$3,499,886	$1,961,178	$2,117,165
9/20	$3,639,996	$1,889,770	$2,087,518
10/20	$3,592,339	$1,848,982	$2,090,077
11/20	$4,275,732	$2,073,917	$2,370,814
12/20	$4,434,285	$2,167,218	$2,484,547
1/21	$4,816,887	$2,157,579	$2,476,250
2/21	$4,931,770	$2,225,019	$2,518,539
3/21	$4,337,865	$2,304,770	$2,470,503
4/21	$4,461,980	$2,423,579	$2,609,313
5/21	$4,219,905	$2,434,642	$2,569,438
6/21	$4,762,523	$2,494,678	$2,744,040
7/21	$4,503,010	$2,536,865	$2,772,303
8/21	$4,540,962	$2,609,210	$2,861,787
9/21	$4,308,119	$2,492,141	$2,723,187
10/21	$4,792,269	$2,660,670	$2,914,123
11/21	$4,452,748	$2,620,172	$2,790,996
12/21	$3,905,574	$2,723,350	$2,800,785
1/22	$3,012,911	$2,563,119	$2,439,360
2/22	$2,956,168	$2,498,556	$2,409,748
3/22	$2,799,779	$2,579,600	$2,448,437
4/22	$2,158,999	$2,348,100	$2,172,744
5/22	$1,763,183	$2,344,952	$2,088,640
6/22	$1,631,705	$2,148,777	$1,932,509
7/22	$1,866,981	$2,350,370	$2,169,002
8/22	$1,882,204	$2,262,656	$2,097,957
9/22	$1,669,072	$2,052,842	$1,919,889
10/22	$1,681,528	$2,221,188	$2,070,778
11/22	$1,584,650	$2,337,125	$2,183,435
12/22	$1,429,645	$2,200,278	$2,052,389
1/23	$1,674,608	$2,351,818	$2,231,486
2/23	$1,612,329	$2,296,849	$2,209,455
3/23	$1,669,072	$2,358,265	$2,239,893
4/23	$1,555,586	$2,383,391	$2,207,448
5/23	$1,689,832	$2,392,664	$2,208,812
6/23	$1,855,909	$2,556,048	$2,379,534
7/23	$2,019,218	$2,647,674	$2,451,536
8/23	$1,811,622	$2,596,564	$2,370,712
9/23	$1,714,743	$2,472,879	$2,255,228
10/23	$1,561,122	$2,407,326	$2,140,147
11/23	$1,788,094	$2,631,805	$2,401,241
12/23	$2,096,720	$2,771,401	$2,583,277
1/24	$1,920,956	$2,802,116	$2,569,360
2/24	$2,175,607	$2,953,796	$2,762,542
3/24	$2,257,261	$3,049,077	$2,828,599
4/24	$2,024,754	$2,914,913	$2,664,326
5/24	$2,033,057	$3,052,634	$2,692,727
6/24	$2,106,408	$3,147,135	$2,737,707
7/24	$2,152,079	$3,205,637	$2,754,299
8/24	$2,290,477	$3,275,420	$2,822,729
9/24	$2,427,490	$3,343,175	$2,916,789

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	41.57%	7.51%	9.27%
Russell 3000®IndexFootnote Reference1	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.34%	11.48%	11.30%

AssetsNet	$ 898,865,646
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,544,247
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$898,865,646
# of Portfolio Holdings	41
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$4,544,247

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Industrials	0.2%
Consumer Staples	1.5%
Short-Term Investments	1.9%
Communication Services	12.9%
Health Care	12.9%
Financials	13.2%
Consumer Discretionary	21.5%
Information Technology	35.9%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	8.5%
Cloudflare, Inc., Class A	7.5%
Trade Desk, Inc., Class A	7.4%
Affirm Holdings, Inc.	6.8%
Samsara, Inc., Class A	6.8%
ROBLOX Corp., Class A	5.5%
Global-e Online Ltd.	5.3%
Carvana Co.	4.9%
Royalty Pharma PLC, Class A	4.5%
MicroStrategy, Inc., Class A	4.3%
Total	61.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113795
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	L
Trading Symbol	MSKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$182	1.51%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States, which was the largest positive contributor in the portfolio.

↑ Stock selection in financials, led by a position in a payments technology services platform.

↑ Stock selection and an average overweight in communication services, led by a holding in a video game platform.

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor across the portfolio.

↓ Stock selection and an average underweight in industrials, where exposure to the operator of a Southeast Asian super app (an integrated app platform combining multiple services) was the main detractor; the position was sold during the period.

↓ No exposure to utilities.

Line Graph [Table Text Block]
	Class L	Russell 3000® Index	Russell Midcap® Growth Index
9/14	$10,000	$10,000	$10,000
10/14	$10,412	$10,275	$10,276
11/14	$10,445	$10,524	$10,614
12/14	$10,245	$10,524	$10,584
1/15	$10,125	$10,231	$10,405
2/15	$10,755	$10,824	$11,122
3/15	$10,526	$10,713	$11,153
4/15	$10,590	$10,762	$11,075
5/15	$10,493	$10,911	$11,206
6/15	$10,454	$10,728	$11,026
7/15	$10,563	$10,908	$11,204
8/15	$9,746	$10,249	$10,553
9/15	$9,306	$9,951	$10,145
10/15	$9,342	$10,736	$10,783
11/15	$9,598	$10,796	$10,807
12/15	$9,566	$10,574	$10,563
1/16	$8,464	$9,978	$9,763
2/16	$8,098	$9,975	$9,916
3/16	$8,636	$10,677	$10,624
4/16	$8,655	$10,743	$10,617
5/16	$8,728	$10,935	$10,791
6/16	$8,808	$10,958	$10,790
7/16	$9,362	$11,393	$11,324
8/16	$9,359	$11,422	$11,291
9/16	$9,238	$11,440	$11,285
10/16	$8,684	$11,192	$10,827
11/16	$8,534	$11,693	$11,297
12/16	$8,209	$11,921	$11,337
1/17	$8,848	$12,145	$11,715
2/17	$8,961	$12,597	$12,052
3/17	$9,210	$12,606	$12,118
4/17	$9,612	$12,739	$12,298
5/17	$10,353	$12,870	$12,592
6/17	$10,404	$12,986	$12,629
7/17	$10,472	$13,231	$12,840
8/17	$10,749	$13,256	$12,931
9/17	$10,630	$13,579	$13,296
10/17	$10,941	$13,876	$13,668
11/17	$11,332	$14,297	$14,125
12/17	$11,324	$14,440	$14,201
1/18	$12,167	$15,201	$15,005
2/18	$12,306	$14,641	$14,534
3/18	$12,254	$14,347	$14,510
4/18	$12,089	$14,402	$14,373
5/18	$13,409	$14,808	$14,911
6/18	$13,808	$14,905	$14,968
7/18	$13,504	$15,400	$15,289
8/18	$15,354	$15,940	$16,171
9/18	$15,597	$15,967	$16,102
10/18	$13,825	$14,791	$14,507
11/18	$13,956	$15,087	$14,877
12/18	$12,613	$13,683	$13,527
1/19	$14,449	$14,858	$15,081
2/19	$15,681	$15,380	$15,965
3/19	$15,920	$15,605	$16,181
4/19	$16,844	$16,228	$16,908
5/19	$16,775	$15,178	$15,936
6/19	$17,916	$16,244	$17,055
7/19	$18,680	$16,485	$17,453
8/19	$18,155	$16,149	$17,135
9/19	$16,205	$16,433	$16,940
10/19	$16,217	$16,786	$17,254
11/19	$17,824	$17,424	$18,112
12/19	$17,498	$17,928	$18,324
1/20	$18,738	$17,908	$18,496
2/20	$18,562	$16,442	$17,220
3/20	$16,379	$14,181	$14,652
4/20	$20,274	$16,059	$16,947
5/20	$24,440	$16,918	$18,649
6/20	$27,770	$17,304	$19,086
7/20	$31,436	$18,287	$20,611
8/20	$33,310	$19,612	$21,172
9/20	$34,631	$18,898	$20,875
10/20	$34,146	$18,490	$20,901
11/20	$40,616	$20,739	$23,708
12/20	$42,103	$21,672	$24,845
1/21	$45,704	$21,576	$24,763
2/21	$46,774	$22,250	$25,185
3/21	$41,108	$23,048	$24,705
4/21	$42,253	$24,236	$26,093
5/21	$39,948	$24,346	$25,694
6/21	$45,056	$24,947	$27,440
7/21	$42,570	$25,369	$27,723
8/21	$42,916	$26,092	$28,618
9/21	$40,686	$24,921	$27,232
10/21	$45,222	$26,607	$29,141
11/21	$41,997	$26,202	$27,910
12/21	$36,814	$27,234	$28,008
1/22	$28,381	$25,631	$24,394
2/22	$27,825	$24,986	$24,097
3/22	$26,335	$25,796	$24,484
4/22	$20,301	$23,481	$21,727
5/22	$16,564	$23,450	$20,886
6/22	$15,327	$21,488	$19,325
7/22	$17,523	$23,504	$21,690
8/22	$17,649	$22,627	$20,980
9/22	$15,655	$20,528	$19,199
10/22	$15,756	$22,212	$20,708
11/22	$14,822	$23,371	$21,834
12/22	$13,357	$22,003	$20,524
1/23	$15,655	$23,518	$22,315
2/23	$15,049	$22,968	$22,095
3/23	$15,579	$23,583	$22,399
4/23	$14,519	$23,834	$22,074
5/23	$15,756	$23,927	$22,088
6/23	$17,296	$25,560	$23,795
7/23	$18,786	$26,477	$24,515
8/23	$16,842	$25,966	$23,707
9/23	$15,933	$24,729	$22,552
10/23	$14,493	$24,073	$21,401
11/23	$16,614	$26,318	$24,012
12/23	$19,442	$27,714	$25,833
1/24	$17,801	$28,021	$25,694
2/24	$20,149	$29,538	$27,625
3/24	$20,907	$30,491	$28,286
4/24	$18,735	$29,149	$26,643
5/24	$18,786	$30,526	$26,927
6/24	$19,467	$31,471	$27,377
7/24	$19,871	$32,056	$27,543
8/24	$21,134	$32,754	$28,227
9/24	$22,396	$33,432	$29,168

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	40.57%	6.69%	8.40%
Russell 3000®IndexFootnote Reference1	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.34%	11.48%	11.30%

AssetsNet	$ 898,865,646
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,544,247
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$898,865,646
# of Portfolio Holdings	41
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$4,544,247

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Industrials	0.2%
Consumer Staples	1.5%
Short-Term Investments	1.9%
Communication Services	12.9%
Health Care	12.9%
Financials	13.2%
Consumer Discretionary	21.5%
Information Technology	35.9%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	8.5%
Cloudflare, Inc., Class A	7.5%
Trade Desk, Inc., Class A	7.4%
Affirm Holdings, Inc.	6.8%
Samsara, Inc., Class A	6.8%
ROBLOX Corp., Class A	5.5%
Global-e Online Ltd.	5.3%
Carvana Co.	4.9%
Royalty Pharma PLC, Class A	4.5%
MicroStrategy, Inc., Class A	4.3%
Total	61.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129401
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	R6
Trading Symbol	MMCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.61%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States, which was the largest positive contributor in the portfolio.

↑ Stock selection in financials, led by a position in a payments technology services platform.

↑ Stock selection and an average overweight in communication services, led by a holding in a video game platform.

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor across the portfolio.

↓ Stock selection and an average underweight in industrials, where exposure to the operator of a Southeast Asian super app (an integrated app platform combining multiple services) was the main detractor; the position was sold during the period.

↓ No exposure to utilities.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell Midcap® Growth Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,210,938	$5,137,566	$5,138,057
11/14	$5,232,143	$5,262,069	$5,306,931
12/14	$5,134,494	$5,262,010	$5,291,890
1/15	$5,079,719	$5,115,560	$5,202,729
2/15	$5,399,239	$5,411,756	$5,560,819
3/15	$5,288,385	$5,356,740	$5,576,492
4/15	$5,324,902	$5,380,970	$5,537,347
5/15	$5,280,560	$5,455,396	$5,603,105
6/15	$5,263,606	$5,364,125	$5,512,863
7/15	$5,322,294	$5,453,842	$5,602,199
8/15	$4,915,395	$5,124,596	$5,276,258
9/15	$4,698,903	$4,975,266	$5,072,415
10/15	$4,719,770	$5,368,239	$5,391,663
11/15	$4,852,795	$5,397,998	$5,403,438
12/15	$4,840,474	$5,287,202	$5,281,303
1/16	$4,287,403	$4,988,870	$4,881,508
2/16	$4,104,521	$4,987,263	$4,958,017
3/16	$4,380,319	$5,338,397	$5,311,888
4/16	$4,393,593	$5,371,482	$5,308,663
5/16	$4,434,888	$5,467,580	$5,395,723
6/16	$4,480,609	$5,478,822	$5,394,896
7/16	$4,765,256	$5,696,260	$5,662,080
8/16	$4,768,206	$5,710,790	$5,645,449
9/16	$4,710,686	$5,719,767	$5,642,626
10/16	$4,431,939	$5,596,017	$5,413,383
11/16	$4,359,671	$5,846,451	$5,648,723
12/16	$4,196,542	$5,960,533	$5,668,347
1/17	$4,528,555	$6,072,722	$5,857,329
2/17	$4,589,586	$6,298,576	$6,025,759
3/17	$4,721,415	$6,302,861	$6,059,148
4/17	$4,928,923	$6,369,670	$6,149,034
5/17	$5,312,202	$6,434,857	$6,295,862
6/17	$5,346,380	$6,492,928	$6,314,535
7/17	$5,385,440	$6,615,352	$6,420,028
8/17	$5,529,475	$6,628,098	$6,465,331
9/17	$5,475,767	$6,789,743	$6,648,136
10/17	$5,639,332	$6,937,910	$6,834,166
11/17	$5,841,957	$7,148,580	$7,062,589
12/17	$5,847,887	$7,220,030	$7,100,624
1/18	$6,285,531	$7,600,601	$7,502,365
2/18	$6,361,344	$7,320,446	$7,266,873
3/18	$6,337,222	$7,173,495	$7,255,018
4/18	$6,257,963	$7,200,759	$7,186,501
5/18	$6,943,720	$7,404,039	$7,455,290
6/18	$7,157,373	$7,452,460	$7,484,091
7/18	$7,002,302	$7,699,777	$7,644,742
8/18	$7,970,633	$7,970,176	$8,085,376
9/18	$8,098,135	$7,983,369	$8,050,978
10/18	$7,184,941	$7,395,532	$7,253,744
11/18	$7,257,308	$7,543,654	$7,438,253
12/18	$6,563,333	$6,841,571	$6,763,299
1/19	$7,523,821	$7,428,810	$7,540,479
2/19	$8,172,572	$7,690,075	$7,982,625
3/19	$8,303,164	$7,802,364	$8,090,326
4/19	$8,787,621	$8,113,927	$8,454,147
5/19	$8,766,558	$7,588,860	$7,967,782
6/19	$9,364,756	$8,121,876	$8,527,351
7/19	$9,769,172	$8,242,608	$8,726,444
8/19	$9,503,774	$8,074,580	$8,567,493
9/19	$8,484,309	$8,216,296	$8,469,920
10/19	$8,501,160	$8,393,167	$8,626,933
11/19	$9,352,118	$8,712,206	$9,056,136
12/19	$9,185,824	$8,963,761	$9,162,222
1/20	$9,847,354	$8,953,970	$9,247,954
2/20	$9,762,300	$8,220,879	$8,610,246
3/20	$8,618,798	$7,090,362	$7,326,116
4/20	$10,674,267	$8,029,411	$8,473,325
5/20	$12,871,494	$8,458,811	$9,324,509
6/20	$14,638,725	$8,652,195	$9,543,065
7/20	$16,585,515	$9,143,496	$10,305,464
8/20	$17,587,261	$9,805,891	$10,585,825
9/20	$18,296,044	$9,448,848	$10,437,591
10/20	$18,055,058	$9,244,912	$10,450,387
11/20	$21,490,291	$10,369,585	$11,854,068
12/20	$22,290,534	$10,836,092	$12,422,734
1/21	$24,210,730	$10,787,894	$12,381,251
2/21	$24,794,917	$11,125,094	$12,592,695
3/21	$21,807,945	$11,523,849	$12,352,514
4/21	$22,432,771	$12,117,894	$13,046,567
5/21	$21,218,678	$12,173,212	$12,847,188
6/21	$23,951,656	$12,473,390	$13,720,199
7/21	$22,651,206	$12,684,323	$13,861,514
8/21	$22,844,241	$13,046,052	$14,308,935
9/21	$21,675,868	$12,460,703	$13,615,933
10/21	$24,114,212	$13,303,352	$14,570,616
11/21	$22,407,371	$13,100,858	$13,954,979
12/21	$19,657,892	$13,616,752	$14,003,927
1/22	$15,172,839	$12,815,595	$12,196,800
2/22	$14,886,559	$12,492,779	$12,048,738
3/22	$14,095,881	$12,897,998	$12,242,186
4/22	$10,871,823	$11,740,502	$10,863,720
5/22	$8,881,495	$11,724,761	$10,443,201
6/22	$8,220,325	$10,743,883	$9,662,543
7/22	$9,406,342	$11,751,852	$10,845,010
8/22	$9,481,320	$11,313,282	$10,489,786
9/22	$8,411,178	$10,264,211	$9,599,447
10/22	$8,472,524	$11,105,938	$10,353,890
11/22	$7,981,758	$11,685,626	$10,917,177
12/22	$7,204,713	$11,001,392	$10,261,945
1/23	$8,438,443	$11,759,088	$11,157,428
2/23	$8,124,898	$11,484,246	$11,047,277
3/23	$8,411,178	$11,791,325	$11,199,467
4/23	$7,845,435	$11,916,954	$11,037,242
5/23	$8,513,421	$11,963,320	$11,044,059
6/23	$9,358,629	$12,780,241	$11,897,672
7/23	$10,176,572	$13,238,371	$12,257,681
8/23	$9,133,694	$12,982,821	$11,853,560
9/23	$8,649,745	$12,364,394	$11,276,142
10/23	$7,872,699	$12,036,630	$10,700,736
11/23	$9,024,635	$13,159,025	$12,006,206
12/23	$10,578,727	$13,857,005	$12,916,386
1/24	$9,692,622	$14,010,578	$12,846,800
2/24	$10,974,066	$14,768,978	$13,812,711
3/24	$11,389,853	$15,245,387	$14,142,997
4/24	$10,217,469	$14,574,564	$13,321,630
5/24	$10,258,366	$15,263,169	$13,463,636
6/24	$10,626,440	$15,735,677	$13,688,533
7/24	$10,858,191	$16,028,187	$13,771,494
8/24	$11,560,258	$16,377,100	$14,113,647
9/24	$12,255,509	$16,715,874	$14,583,945

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	41.69%	7.63%	9.38%
Russell 3000®IndexFootnote Reference1	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.34%	11.48%	11.30%

AssetsNet	$ 898,865,646
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,544,247
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$898,865,646
# of Portfolio Holdings	41
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$4,544,247

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Industrials	0.2%
Consumer Staples	1.5%
Short-Term Investments	1.9%
Communication Services	12.9%
Health Care	12.9%
Financials	13.2%
Consumer Discretionary	21.5%
Information Technology	35.9%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	8.5%
Cloudflare, Inc., Class A	7.5%
Trade Desk, Inc., Class A	7.4%
Affirm Holdings, Inc.	6.8%
Samsara, Inc., Class A	6.8%
ROBLOX Corp., Class A	5.5%
Global-e Online Ltd.	5.3%
Carvana Co.	4.9%
Royalty Pharma PLC, Class A	4.5%
MicroStrategy, Inc., Class A	4.3%
Total	61.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000226178
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio
Class Name	A
Trading Symbol	MAAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index:

↓ The portfolio’s systematic security selection process detracted from performance as hopes of efficiency gains from artificial intelligence (AI) continued to benefit expensive Growth stocks.

↓ The portfolio’s dynamic allocation consisting of an average overweight in a portfolio of Value stocks versus an underweight in a portfolio of expensive stocks detracted from performance as hopes of efficiency gains from AI continued to benefit expensive Growth stocks.

↓ The Fund’s exposure to deep Value stocks and stocks with smaller market capitalizations also weighed on security selection and dynamic allocation performance.

↑ There were no material positive contributors to relative performance in the period.

Line Graph [Table Text Block]
	Class A with maximum sales charge	Russell 1000® Index	Russell 1000® Value Index
3/21	$9,479	$10,000	$10,000
3/21	$9,498	$10,000	$10,000
4/21	$9,763	$10,674	$10,471
5/21	$10,227	$10,724	$10,716
6/21	$9,848	$10,993	$10,593
7/21	$9,829	$11,221	$10,677
8/21	$10,000	$11,546	$10,889
9/21	$9,877	$11,016	$10,510
10/21	$10,009	$11,780	$11,044
11/21	$9,716	$11,622	$10,655
12/21	$10,461	$12,093	$11,327
1/22	$10,738	$11,411	$11,063
2/22	$10,768	$11,098	$10,935
3/22	$10,976	$11,472	$11,243
4/22	$10,550	$10,450	$10,609
5/22	$11,351	$10,434	$10,815
6/22	$10,046	$9,560	$9,870
7/22	$10,778	$10,450	$10,525
8/22	$10,303	$10,049	$10,211
9/22	$9,117	$9,119	$9,316
10/22	$10,323	$9,851	$10,271
11/22	$11,114	$10,384	$10,913
12/22	$10,501	$9,780	$10,473
1/23	$11,671	$10,436	$11,016
2/23	$11,132	$10,187	$10,627
3/23	$10,196	$10,509	$10,578
4/23	$10,185	$10,640	$10,738
5/23	$9,687	$10,689	$10,324
6/23	$10,572	$11,411	$11,009
7/23	$11,254	$11,804	$11,397
8/23	$10,857	$11,597	$11,089
9/23	$10,389	$11,052	$10,661
10/23	$9,819	$10,785	$10,285
11/23	$10,613	$11,792	$11,061
12/23	$11,646	$12,374	$11,674
1/24	$11,418	$12,547	$11,686
2/24	$11,501	$13,224	$12,117
3/24	$12,279	$13,648	$12,722
4/24	$11,615	$13,068	$12,179
5/24	$12,030	$13,683	$12,565
6/24	$11,573	$14,136	$12,447
7/24	$12,465	$14,342	$13,083
8/24	$12,455	$14,682	$13,434
9/24	$12,455	$14,996	$13,621

Average Annual Return [Table Text Block]
AATR	1 Year	Since 3/19/21 (Inception)
Class A	19.89%	8.03%
Class A with maximum 5.25% sales charge	13.55%	6.41%
Russell 1000®IndexFootnote Reference1	35.68%	12.15%
Russell 1000® Value Index	27.76%	9.14%

Performance Inception Date	Mar. 19, 2021
AssetsNet	$ 9,919,429
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 148,390
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$9,919,429
# of Portfolio Holdings	201
Portfolio Turnover Rate	207%
Total Advisory Fees Paid	$148,390

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-term Investments	1.8%
Communication Services	4.1%
Materials	4.5%
Utilities	4.8%
Real Estate	4.8%
Consumer Discretionary	6.2%
Energy	6.4%
Consumer Staples	7.9%
Information Technology	8.9%
Industrials	14.4%
Health Care	15.2%
Financials	21.0%

Top Ten Holdings (% of total investments)Footnote Referencea

AT&T, Inc.	1.8%
Bank OZK	1.0%
Kimberly-Clark Corp.	0.9%
East West Bancorp, Inc.	0.9%
FNB Corp.	0.9%
Reynolds Consumer Products, Inc.	0.9%
Huntington Bancshares, Inc.	0.9%
Webster Financial Corp.	0.9%
Zions Bancorp NA	0.9%
First Citizens BancShares, Inc.	0.9%
Total	10.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000226179
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio
Class Name	C
Trading Symbol	MAAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.63%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index:

↓ The portfolio’s systematic security selection process detracted from performance as hopes of efficiency gains from artificial intelligence (AI) continued to benefit expensive Growth stocks.

↓ The portfolio’s dynamic allocation consisting of an average overweight in a portfolio of Value stocks versus an underweight in a portfolio of expensive stocks detracted from performance as hopes of efficiency gains from AI continued to benefit expensive Growth stocks.

↓ The Fund’s exposure to deep Value stocks and stocks with smaller market capitalizations also weighed on security selection and dynamic allocation performance.

↑ There were no material positive contributors to relative performance in the period.

Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Russell 1000® Value Index
3/21	$10,000	$10,000	$10,000
3/21	$10,020	$10,000	$10,000
4/21	$10,300	$10,674	$10,471
5/21	$10,770	$10,724	$10,716
6/21	$10,370	$10,993	$10,593
7/21	$10,340	$11,221	$10,677
8/21	$10,520	$11,546	$10,889
9/21	$10,380	$11,016	$10,510
10/21	$10,510	$11,780	$11,044
11/21	$10,200	$11,622	$10,655
12/21	$10,974	$12,093	$11,327
1/22	$11,255	$11,411	$11,063
2/22	$11,286	$11,098	$10,935
3/22	$11,494	$11,472	$11,243
4/22	$11,036	$10,450	$10,609
5/22	$11,879	$10,434	$10,815
6/22	$10,505	$9,560	$9,870
7/22	$11,255	$10,450	$10,525
8/22	$10,755	$10,049	$10,211
9/22	$9,516	$9,119	$9,316
10/22	$10,765	$9,851	$10,271
11/22	$11,577	$10,384	$10,913
12/22	$10,964	$9,780	$10,473
1/23	$12,173	$10,436	$11,016
2/23	$11,596	$10,187	$10,627
3/23	$10,622	$10,509	$10,578
4/23	$10,601	$10,640	$10,738
5/23	$10,077	$10,689	$10,324
6/23	$10,997	$11,411	$11,009
7/23	$11,692	$11,804	$11,397
8/23	$11,275	$11,597	$11,089
9/23	$10,783	$11,052	$10,661
10/23	$10,184	$10,785	$10,285
11/23	$10,997	$11,792	$11,061
12/23	$12,066	$12,374	$11,674
1/24	$11,820	$12,547	$11,686
2/24	$11,895	$13,224	$12,117
3/24	$12,687	$13,648	$12,722
4/24	$11,991	$13,068	$12,179
5/24	$12,419	$13,683	$12,565
6/24	$11,938	$14,136	$12,447
7/24	$12,847	$14,342	$13,083
8/24	$12,826	$14,682	$13,434
9/24	$12,836	$14,996	$13,621

Average Annual Return [Table Text Block]
AATR	1 Year	Since 3/19/21 (Inception)
Class C	19.05%	7.32%
Class C with maximum deferred sales charge	18.05%	7.32%
Russell 1000®IndexFootnote Reference1	35.68%	12.15%
Russell 1000® Value Index	27.76%	9.14%

Performance Inception Date	Mar. 19, 2021
AssetsNet	$ 9,919,429
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 148,390
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$9,919,429
# of Portfolio Holdings	201
Portfolio Turnover Rate	207%
Total Advisory Fees Paid	$148,390

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-term Investments	1.8%
Communication Services	4.1%
Materials	4.5%
Utilities	4.8%
Real Estate	4.8%
Consumer Discretionary	6.2%
Energy	6.4%
Consumer Staples	7.9%
Information Technology	8.9%
Industrials	14.4%
Health Care	15.2%
Financials	21.0%

Top Ten Holdings (% of total investments)Footnote Referencea

AT&T, Inc.	1.8%
Bank OZK	1.0%
Kimberly-Clark Corp.	0.9%
East West Bancorp, Inc.	0.9%
FNB Corp.	0.9%
Reynolds Consumer Products, Inc.	0.9%
Huntington Bancshares, Inc.	0.9%
Webster Financial Corp.	0.9%
Zions Bancorp NA	0.9%
First Citizens BancShares, Inc.	0.9%
Total	10.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000226180
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio
Class Name	I
Trading Symbol	MAAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index:

↓ The portfolio’s systematic security selection process detracted from performance as hopes of efficiency gains from artificial intelligence (AI) continued to benefit expensive Growth stocks.

↓ The portfolio’s dynamic allocation consisting of an average overweight in a portfolio of Value stocks versus an underweight in a portfolio of expensive stocks detracted from performance as hopes of efficiency gains from AI continued to benefit expensive Growth stocks.

↓ The Fund’s exposure to deep Value stocks and stocks with smaller market capitalizations also weighed on security selection and dynamic allocation performance.

↑ There were no material positive contributors to relative performance in the period.

Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Russell 1000® Value Index
3/21	$1,000,000	$1,000,000	$1,000,000
3/21	$1,002,000	$1,000,000	$1,000,000
4/21	$1,031,000	$1,067,359	$1,047,108
5/21	$1,079,000	$1,072,426	$1,071,552
6/21	$1,040,000	$1,099,298	$1,059,281
7/21	$1,039,000	$1,122,134	$1,067,747
8/21	$1,057,000	$1,154,611	$1,088,922
9/21	$1,044,000	$1,101,575	$1,051,019
10/21	$1,058,000	$1,178,011	$1,104,387
11/21	$1,028,000	$1,162,208	$1,065,468
12/21	$1,107,290	$1,209,284	$1,132,685
1/22	$1,136,567	$1,141,104	$1,106,300
2/22	$1,140,749	$1,109,791	$1,093,462
3/22	$1,162,707	$1,147,241	$1,124,330
4/22	$1,117,746	$1,044,975	$1,060,913
5/22	$1,203,485	$1,043,387	$1,081,537
6/22	$1,065,466	$956,003	$987,041
7/22	$1,142,841	$1,045,045	$1,052,494
8/22	$1,092,652	$1,004,919	$1,021,135
9/22	$968,226	$911,936	$931,594
10/22	$1,095,789	$985,074	$1,027,111
11/22	$1,180,482	$1,038,364	$1,091,297
12/22	$1,116,379	$977,985	$1,047,305
1/23	$1,240,181	$1,043,554	$1,101,576
2/23	$1,183,124	$1,018,722	$1,062,736
3/23	$1,084,082	$1,050,947	$1,057,842
4/23	$1,084,082	$1,063,970	$1,073,780
5/23	$1,031,331	$1,068,925	$1,032,367
6/23	$1,124,991	$1,141,118	$1,100,944
7/23	$1,197,119	$1,180,359	$1,139,659
8/23	$1,156,211	$1,159,711	$1,108,892
9/23	$1,106,690	$1,105,209	$1,066,100
10/23	$1,046,403	$1,078,497	$1,028,486
11/23	$1,131,450	$1,179,224	$1,106,085
12/23	$1,242,086	$1,237,437	$1,167,354
1/24	$1,217,860	$1,254,694	$1,168,563
2/24	$1,226,670	$1,322,450	$1,211,671
3/24	$1,309,255	$1,364,844	$1,272,248
4/24	$1,238,782	$1,306,766	$1,217,903
5/24	$1,283,929	$1,368,302	$1,256,511
6/24	$1,236,580	$1,413,588	$1,244,691
7/24	$1,331,278	$1,434,160	$1,308,322
8/24	$1,330,177	$1,468,154	$1,343,418
9/24	$1,332,379	$1,499,564	$1,362,057

Average Annual Return [Table Text Block]
AATR	1 Year	Since 3/19/21 (Inception)
Class I	20.39%	8.46%
Russell 1000®IndexFootnote Reference1	35.68%	12.15%
Russell 1000® Value Index	27.76%	9.14%

Performance Inception Date	Mar. 19, 2021
AssetsNet	$ 9,919,429
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 148,390
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$9,919,429
# of Portfolio Holdings	201
Portfolio Turnover Rate	207%
Total Advisory Fees Paid	$148,390

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-term Investments	1.8%
Communication Services	4.1%
Materials	4.5%
Utilities	4.8%
Real Estate	4.8%
Consumer Discretionary	6.2%
Energy	6.4%
Consumer Staples	7.9%
Information Technology	8.9%
Industrials	14.4%
Health Care	15.2%
Financials	21.0%

Top Ten Holdings (% of total investments)Footnote Referencea

AT&T, Inc.	1.8%
Bank OZK	1.0%
Kimberly-Clark Corp.	0.9%
East West Bancorp, Inc.	0.9%
FNB Corp.	0.9%
Reynolds Consumer Products, Inc.	0.9%
Huntington Bancshares, Inc.	0.9%
Webster Financial Corp.	0.9%
Zions Bancorp NA	0.9%
First Citizens BancShares, Inc.	0.9%
Total	10.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000226177
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio
Class Name	R6
Trading Symbol	MAADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index:

↓ The portfolio’s systematic security selection process detracted from performance as hopes of efficiency gains from artificial intelligence (AI) continued to benefit expensive Growth stocks.

↓ The portfolio’s dynamic allocation consisting of an average overweight in a portfolio of Value stocks versus an underweight in a portfolio of expensive stocks detracted from performance as hopes of efficiency gains from AI continued to benefit expensive Growth stocks.

↓ The Fund’s exposure to deep Value stocks and stocks with smaller market capitalizations also weighed on security selection and dynamic allocation performance.

↑ There were no material positive contributors to relative performance in the period.

Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	Russell 1000® Value Index
3/21	$5,000,000	$5,000,000	$5,000,000
3/21	$5,010,000	$5,000,000	$5,000,000
4/21	$5,155,000	$5,336,794	$5,235,540
5/21	$5,395,000	$5,362,128	$5,357,760
6/21	$5,200,000	$5,496,488	$5,296,406
7/21	$5,195,000	$5,610,671	$5,338,736
8/21	$5,285,000	$5,773,057	$5,444,611
9/21	$5,220,000	$5,507,877	$5,255,095
10/21	$5,295,000	$5,890,053	$5,521,935
11/21	$5,140,000	$5,811,041	$5,327,342
12/21	$5,537,010	$6,046,420	$5,663,425
1/22	$5,683,408	$5,705,521	$5,531,501
2/22	$5,704,322	$5,548,953	$5,467,312
3/22	$5,814,122	$5,736,204	$5,621,649
4/22	$5,589,295	$5,224,876	$5,304,567
5/22	$6,018,034	$5,216,934	$5,407,686
6/22	$5,327,869	$4,780,016	$4,935,206
7/22	$5,714,780	$5,225,224	$5,262,472
8/22	$5,463,810	$5,024,595	$5,105,674
9/22	$4,836,387	$4,559,682	$4,657,972
10/22	$5,479,496	$4,925,369	$5,135,555
11/22	$5,897,778	$5,191,821	$5,456,484
12/22	$5,577,547	$4,889,925	$5,236,524
1/23	$6,202,059	$5,217,769	$5,507,882
2/23	$5,916,722	$5,093,609	$5,313,680
3/23	$5,421,418	$5,254,737	$5,289,210
4/23	$5,421,418	$5,319,848	$5,368,902
5/23	$5,157,615	$5,344,627	$5,161,834
6/23	$5,631,384	$5,705,591	$5,504,720
7/23	$5,992,094	$5,901,796	$5,698,293
8/23	$5,782,128	$5,798,557	$5,544,459
9/23	$5,534,477	$5,526,047	$5,330,502
10/23	$5,232,988	$5,392,486	$5,142,430
11/23	$5,658,303	$5,896,120	$5,530,426
12/23	$6,211,498	$6,187,186	$5,836,771
1/24	$6,095,755	$6,273,472	$5,842,814
2/24	$6,139,848	$6,612,248	$6,058,354
3/24	$6,553,213	$6,824,218	$6,361,240
4/24	$6,200,475	$6,533,832	$6,089,516
5/24	$6,426,447	$6,841,508	$6,282,554
6/24	$6,183,940	$7,067,941	$6,223,457
7/24	$6,663,443	$7,170,800	$6,541,611
8/24	$6,691,001	$7,340,772	$6,717,089
9/24	$6,674,466	$7,497,821	$6,810,287

Average Annual Return [Table Text Block]
AATR	1 Year	Since 3/19/21 (Inception)
Class R6	20.60%	8.52%
Russell 1000®IndexFootnote Reference1	35.68%	12.15%
Russell 1000® Value Index	27.76%	9.14%

Performance Inception Date	Mar. 19, 2021
AssetsNet	$ 9,919,429
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 148,390
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$9,919,429
# of Portfolio Holdings	201
Portfolio Turnover Rate	207%
Total Advisory Fees Paid	$148,390

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-term Investments	1.8%
Communication Services	4.1%
Materials	4.5%
Utilities	4.8%
Real Estate	4.8%
Consumer Discretionary	6.2%
Energy	6.4%
Consumer Staples	7.9%
Information Technology	8.9%
Industrials	14.4%
Health Care	15.2%
Financials	21.0%

Top Ten Holdings (% of total investments)Footnote Referencea

AT&T, Inc.	1.8%
Bank OZK	1.0%
Kimberly-Clark Corp.	0.9%
East West Bancorp, Inc.	0.9%
FNB Corp.	0.9%
Reynolds Consumer Products, Inc.	0.9%
Huntington Bancshares, Inc.	0.9%
Webster Financial Corp.	0.9%
Zions Bancorp NA	0.9%
First Citizens BancShares, Inc.	0.9%
Total	10.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011555
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	A
Trading Symbol	MBAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Overweight U.S. Value stocks vs. U.S. expensive stocks as expensive high-growth stocks outperformed Value stocks on hopes of efficiency gains from increasing artificial intelligence adoption.

↓ Underweight U.S. cyclical stocks vs. U.S. defensive stocks as fears of recession declined.

↓ Overweight VIX Roll Harvesting Strategy as the market volatility declined unexpectedly.

↑ Overweight South African 10-year bonds vs. U.S. 10-year Treasury bonds and South African banks vs. emerging markets equities as our thesis of a recovery in the South African economy materialized.

↑ Directional overweight in U.S. 10-year Treasury inflation-protected securities (TIPS) as investors’ expectations of additional interest rate cuts increased in 2024.

↑ Overweight European Union (EMU) banks vs. EMU equities as our thesis of falling inflation and an economic recovery in the eurozone has played out.

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/14	$9,473	$10,000	$10,000
10/14	$9,456	$10,070	$10,034
11/14	$9,523	$10,239	$10,095
12/14	$9,371	$10,041	$9,917
1/15	$9,305	$9,884	$9,788
2/15	$9,560	$10,435	$10,105
3/15	$9,394	$10,273	$9,962
4/15	$9,549	$10,571	$10,196
5/15	$9,430	$10,557	$10,121
6/15	$9,193	$10,309	$9,974
7/15	$9,258	$10,398	$9,977
8/15	$8,860	$9,685	$9,567
9/15	$8,605	$9,334	$9,358
10/15	$9,003	$10,067	$9,808
11/15	$8,896	$9,984	$9,675
12/15	$8,763	$9,804	$9,569
1/16	$8,508	$9,213	$9,237
2/16	$8,436	$9,149	$9,258
3/16	$8,953	$9,827	$9,758
4/16	$9,102	$9,972	$9,916
5/16	$9,030	$9,985	$9,885
6/16	$8,971	$9,924	$9,942
7/16	$9,209	$10,352	$10,190
8/16	$9,250	$10,387	$10,188
9/16	$9,292	$10,451	$10,256
10/16	$9,108	$10,273	$10,067
11/16	$9,084	$10,351	$10,000
12/16	$9,224	$10,575	$10,125
1/17	$9,373	$10,864	$10,333
2/17	$9,511	$11,169	$10,525
3/17	$9,637	$11,305	$10,591
4/17	$9,805	$11,482	$10,722
5/17	$9,978	$11,735	$10,910
6/17	$10,032	$11,789	$10,936
7/17	$10,212	$12,118	$11,193
8/17	$10,236	$12,164	$11,263
9/17	$10,374	$12,399	$11,353
10/17	$10,481	$12,657	$11,477
11/17	$10,631	$12,902	$11,661
12/17	$10,724	$13,110	$11,790
1/18	$11,074	$13,850	$12,246
2/18	$10,781	$13,268	$11,894
3/18	$10,762	$12,984	$11,792
4/18	$10,737	$13,108	$11,784
5/18	$10,622	$13,124	$11,757
6/18	$10,584	$13,053	$11,698
7/18	$10,775	$13,447	$11,901
8/18	$10,737	$13,552	$11,963
9/18	$10,756	$13,611	$11,953
10/18	$10,266	$12,591	$11,362
11/18	$10,380	$12,776	$11,476
12/18	$10,022	$11,876	$11,083
1/19	$10,589	$12,813	$11,676
2/19	$10,705	$13,156	$11,837
3/19	$10,829	$13,322	$11,985
4/19	$11,032	$13,771	$12,214
5/19	$10,698	$12,954	$11,845
6/19	$11,192	$13,803	$12,416
7/19	$11,141	$13,843	$12,424
8/19	$11,011	$13,515	$12,348
9/19	$11,120	$13,799	$12,453
10/19	$11,338	$14,177	$12,691
11/19	$11,468	$14,523	$12,839
12/19	$11,792	$15,034	$13,140
1/20	$11,585	$14,868	$13,120
2/20	$10,950	$13,667	$12,519
3/20	$9,725	$11,822	$11,393
4/20	$10,470	$13,089	$12,215
5/20	$10,810	$13,658	$12,555
6/20	$11,061	$14,094	$12,840
7/20	$11,556	$14,840	$13,411
8/20	$11,984	$15,748	$13,896
9/20	$11,748	$15,240	$13,607
10/20	$11,578	$14,870	$13,414
11/20	$12,656	$16,703	$14,503
12/20	$13,113	$17,478	$14,985
1/21	$13,084	$17,399	$14,892
2/21	$13,315	$17,802	$14,996
3/21	$13,494	$18,277	$15,121
4/21	$13,867	$19,076	$15,594
5/21	$14,181	$19,373	$15,798
6/21	$14,032	$19,628	$15,867
7/21	$14,069	$19,764	$16,017
8/21	$14,196	$20,258	$16,231
9/21	$13,830	$19,421	$15,714
10/21	$14,114	$20,413	$16,180
11/21	$13,867	$19,921	$15,927
12/21	$14,207	$20,718	$16,300
1/22	$13,869	$19,701	$15,686
2/22	$13,604	$19,192	$15,369
3/22	$13,532	$19,607	$15,381
4/22	$12,590	$18,038	$14,306
5/22	$12,767	$18,059	$14,331
6/22	$11,762	$16,537	$13,422
7/22	$12,317	$17,692	$14,099
8/22	$11,762	$17,040	$13,565
9/22	$10,788	$15,409	$12,507
10/22	$11,182	$16,339	$12,926
11/22	$12,035	$17,606	$13,770
12/22	$11,792	$16,913	$13,475
1/23	$12,544	$18,126	$14,231
2/23	$12,075	$17,606	$13,798
3/23	$12,367	$18,149	$14,227
4/23	$12,439	$18,410	$14,375
5/23	$12,205	$18,213	$14,170
6/23	$12,658	$19,270	$14,663
7/23	$12,997	$19,976	$15,026
8/23	$12,698	$19,418	$14,692
9/23	$12,229	$18,615	$14,156
10/23	$11,970	$18,055	$13,833
11/23	$12,852	$19,721	$14,878
12/23	$13,434	$20,669	$15,554
1/24	$13,337	$20,790	$15,523
2/24	$13,547	$21,682	$15,844
3/24	$13,830	$22,363	$16,178
4/24	$13,418	$21,625	$15,694
5/24	$13,879	$22,503	$16,159
6/24	$14,008	$23,004	$16,384
7/24	$14,364	$23,375	$16,724
8/24	$14,655	$23,969	$17,137
9/24	$14,922	$24,526	$17,492

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	22.02%	6.06%	4.65%
Class A with maximum 5.25% sales charge	15.60%	4.92%	4.08%
MSCI All Country World Index	31.76%	12.19%	9.39%
Customized MSIM Global Allocation IndexFootnote Reference1	23.57%	7.03%	5.75%

AssetsNet	$ 614,052,374
Holdings Count | Holding	1,531
Advisory Fees Paid, Amount	$ 2,496,863
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$614,052,374
# of Portfolio Holdings	1,531
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$2,496,863

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Australia	1.9%
South Africa	2.0%
Spain	2.1%
Japan	2.1%
China	2.9%
Canada	3.4%
France	3.8%
United Kingdom	3.8%
Germany	3.8%
United States	64.1%

Top Ten Holdings (% of total investments)Footnote Referencea

U.S. Treasury Securities	6.9%
China Government Bonds, 3.130%, 11/21/2029	2.6%
Uniform Mortgage-Backed Security, TBA, 5.500%, 10/1/2054	2.2%
Apple, Inc.	1.8%
Microsoft Corp.	1.6%
Bundesrepublik Deutschland Bundesanleihe, 0.000%, 8/15/2031	1.6%
NVIDIA Corp.	1.6%
Federal National Mortgage Association, 3.000%, 6/1/2052	1.4%
Brazil Notas do Tesouro Nacional, 10.000%, 1/1/2029	1.1%
U.K. Gilts, 0.875%, 7/31/2033	1.1%
Total	12.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155933
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	C
Trading Symbol	MSSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.79%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Overweight U.S. Value stocks vs. U.S. expensive stocks as expensive high-growth stocks outperformed Value stocks on hopes of efficiency gains from increasing artificial intelligence adoption.

↓ Underweight U.S. cyclical stocks vs. U.S. defensive stocks as fears of recession declined.

↓ Overweight VIX Roll Harvesting Strategy as the market volatility declined unexpectedly.

↑ Overweight South African 10-year bonds vs. U.S. 10-year Treasury bonds and South African banks vs. emerging markets equities as our thesis of a recovery in the South African economy materialized.

↑ Directional overweight in U.S. 10-year Treasury inflation-protected securities (TIPS) as investors’ expectations of additional interest rate cuts increased in 2024.

↑ Overweight European Union (EMU) banks vs. EMU equities as our thesis of falling inflation and an economic recovery in the eurozone has played out.

Line Graph [Table Text Block]
	Class C	MSCI All Country World Index	Customized MSIM Global Allocation Index
4/15	$10,000	$10,000	$10,000
5/15	$9,875	$10,000	$10,000
6/15	$9,626	$9,752	$9,783
7/15	$9,682	$9,837	$9,786
8/15	$9,264	$9,162	$9,383
9/15	$8,989	$8,830	$9,178
10/15	$9,401	$9,523	$9,619
11/15	$9,283	$9,445	$9,489
12/15	$9,137	$9,274	$9,386
1/16	$8,868	$8,715	$9,059
2/16	$8,787	$8,655	$9,080
3/16	$9,318	$9,296	$9,571
4/16	$9,468	$9,434	$9,725
5/16	$9,387	$9,446	$9,696
6/16	$9,318	$9,388	$9,751
7/16	$9,561	$9,793	$9,994
8/16	$9,599	$9,826	$9,993
9/16	$9,630	$9,886	$10,059
10/16	$9,430	$9,718	$9,874
11/16	$9,399	$9,792	$9,808
12/16	$9,543	$10,004	$9,930
1/17	$9,686	$10,277	$10,134
2/17	$9,824	$10,566	$10,323
3/17	$9,942	$10,695	$10,388
4/17	$10,111	$10,861	$10,516
5/17	$10,286	$11,101	$10,701
6/17	$10,336	$11,152	$10,726
7/17	$10,511	$11,463	$10,978
8/17	$10,529	$11,507	$11,047
9/17	$10,667	$11,730	$11,135
10/17	$10,773	$11,973	$11,257
11/17	$10,917	$12,205	$11,438
12/17	$11,002	$12,402	$11,564
1/18	$11,357	$13,101	$12,011
2/18	$11,048	$12,551	$11,665
3/18	$11,021	$12,283	$11,565
4/18	$10,988	$12,400	$11,557
5/18	$10,870	$12,415	$11,531
6/18	$10,817	$12,348	$11,473
7/18	$11,008	$12,720	$11,673
8/18	$10,955	$12,820	$11,733
9/18	$10,969	$12,876	$11,723
10/18	$10,461	$11,911	$11,144
11/18	$10,573	$12,086	$11,255
12/18	$10,208	$11,234	$10,871
1/19	$10,777	$12,121	$11,452
2/19	$10,882	$12,446	$11,609
3/19	$11,001	$12,602	$11,755
4/19	$11,204	$13,028	$11,979
5/19	$10,852	$12,255	$11,618
6/19	$11,353	$13,057	$12,177
7/19	$11,294	$13,095	$12,185
8/19	$11,151	$12,785	$12,111
9/19	$11,249	$13,054	$12,214
10/19	$11,466	$13,411	$12,448
11/19	$11,586	$13,738	$12,592
12/19	$11,912	$14,222	$12,888
1/20	$11,691	$14,065	$12,868
2/20	$11,044	$12,929	$12,279
3/20	$9,803	$11,184	$11,174
4/20	$10,549	$12,382	$11,980
5/20	$10,884	$12,920	$12,314
6/20	$11,128	$13,333	$12,594
7/20	$11,615	$14,038	$13,154
8/20	$12,041	$14,897	$13,629
9/20	$11,790	$14,417	$13,346
10/20	$11,615	$14,067	$13,156
11/20	$12,688	$15,800	$14,225
12/20	$13,135	$16,534	$14,698
1/21	$13,096	$16,459	$14,606
2/21	$13,318	$16,840	$14,708
3/21	$13,494	$17,290	$14,831
4/21	$13,853	$18,046	$15,295
5/21	$14,159	$18,327	$15,495
6/21	$13,998	$18,568	$15,563
7/21	$14,029	$18,696	$15,710
8/21	$14,143	$19,164	$15,920
9/21	$13,769	$18,372	$15,412
10/21	$14,044	$19,310	$15,869
11/21	$13,792	$18,845	$15,621
12/21	$14,116	$19,599	$15,988
1/22	$13,770	$18,637	$15,385
2/22	$13,499	$18,155	$15,074
3/22	$13,417	$18,548	$15,086
4/22	$12,480	$17,064	$14,031
5/22	$12,644	$17,084	$14,056
6/22	$11,641	$15,644	$13,165
7/22	$12,184	$16,736	$13,828
8/22	$11,625	$16,120	$13,305
9/22	$10,655	$14,577	$12,267
10/22	$11,041	$15,456	$12,677
11/22	$11,871	$16,655	$13,506
12/22	$11,627	$16,000	$13,216
1/23	$12,361	$17,147	$13,958
2/23	$11,891	$16,655	$13,533
3/23	$12,171	$17,169	$13,954
4/23	$12,229	$17,416	$14,099
5/23	$11,990	$17,229	$13,898
6/23	$12,427	$18,229	$14,382
7/23	$12,757	$18,897	$14,738
8/23	$12,452	$18,369	$14,410
9/23	$11,981	$17,609	$13,884
10/23	$11,717	$17,080	$13,567
11/23	$12,584	$18,656	$14,592
12/23	$13,145	$19,552	$15,255
1/24	$13,038	$19,667	$15,225
2/24	$13,227	$20,511	$15,540
3/24	$13,500	$21,155	$15,867
4/24	$13,087	$20,457	$15,393
5/24	$13,524	$21,288	$15,849
6/24	$13,640	$21,762	$16,070
7/24	$13,978	$22,113	$16,403
8/24	$14,251	$22,674	$16,808
9/24	$14,498	$23,201	$17,157

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C	21.01%	5.21%	4.02%
Class C with maximum deferred sales charge	20.01%	5.21%	4.02%
MSCI All Country World Index	31.76%	12.19%	9.35%
Customized MSIM Global Allocation IndexFootnote Reference1	23.57%	7.03%	5.90%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 614,052,374
Holdings Count | Holding	1,531
Advisory Fees Paid, Amount	$ 2,496,863
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$614,052,374
# of Portfolio Holdings	1,531
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$2,496,863

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Australia	1.9%
South Africa	2.0%
Spain	2.1%
Japan	2.1%
China	2.9%
Canada	3.4%
France	3.8%
United Kingdom	3.8%
Germany	3.8%
United States	64.1%

Top Ten Holdings (% of total investments)Footnote Referencea

U.S. Treasury Securities	6.9%
China Government Bonds, 3.130%, 11/21/2029	2.6%
Uniform Mortgage-Backed Security, TBA, 5.500%, 10/1/2054	2.2%
Apple, Inc.	1.8%
Microsoft Corp.	1.6%
Bundesrepublik Deutschland Bundesanleihe, 0.000%, 8/15/2031	1.6%
NVIDIA Corp.	1.6%
Federal National Mortgage Association, 3.000%, 6/1/2052	1.4%
Brazil Notas do Tesouro Nacional, 10.000%, 1/1/2029	1.1%
U.K. Gilts, 0.875%, 7/31/2033	1.1%
Total	12.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011556
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	I
Trading Symbol	MPBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Overweight U.S. Value stocks vs. U.S. expensive stocks as expensive high-growth stocks outperformed Value stocks on hopes of efficiency gains from increasing artificial intelligence adoption.

↓ Underweight U.S. cyclical stocks vs. U.S. defensive stocks as fears of recession declined.

↓ Overweight VIX Roll Harvesting Strategy as the market volatility declined unexpectedly.

↑ Overweight South African 10-year bonds vs. U.S. 10-year Treasury bonds and South African banks vs. emerging markets equities as our thesis of a recovery in the South African economy materialized.

↑ Directional overweight in U.S. 10-year Treasury inflation-protected securities (TIPS) as investors’ expectations of additional interest rate cuts increased in 2024.

↑ Overweight European Union (EMU) banks vs. EMU equities as our thesis of falling inflation and an economic recovery in the eurozone has played out.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$998,823	$1,007,043	$1,003,425
11/14	$1,006,474	$1,023,889	$1,009,482
12/14	$990,031	$1,004,127	$991,745
1/15	$983,780	$988,432	$978,754
2/15	$1,010,656	$1,043,460	$1,010,486
3/15	$993,781	$1,027,288	$996,167
4/15	$1,010,031	$1,057,098	$1,019,570
5/15	$998,156	$1,055,718	$1,012,073
6/15	$973,155	$1,030,863	$997,434
7/15	$980,030	$1,039,816	$997,744
8/15	$938,154	$968,536	$956,665
9/15	$911,278	$933,447	$935,799
10/15	$954,405	$1,006,706	$980,760
11/15	$943,154	$998,395	$967,473
12/15	$929,165	$980,390	$956,922
1/16	$902,260	$921,262	$923,667
2/16	$894,752	$914,921	$925,815
3/16	$950,439	$982,726	$975,782
4/16	$966,708	$997,232	$991,566
5/16	$958,573	$998,492	$988,530
6/16	$952,942	$992,443	$994,157
7/16	$978,596	$1,035,214	$1,018,976
8/16	$983,601	$1,038,695	$1,018,817
9/16	$987,981	$1,045,061	$1,025,568
10/16	$967,959	$1,027,323	$1,006,695
11/16	$966,082	$1,035,131	$1,000,028
12/16	$980,985	$1,057,491	$1,012,472
1/17	$997,440	$1,086,406	$1,033,277
2/17	$1,011,996	$1,116,881	$1,052,489
3/17	$1,025,920	$1,130,545	$1,059,110
4/17	$1,043,641	$1,148,164	$1,072,165
5/17	$1,062,628	$1,173,519	$1,091,002
6/17	$1,068,324	$1,178,855	$1,093,596
7/17	$1,087,944	$1,211,800	$1,119,288
8/17	$1,091,108	$1,216,443	$1,126,296
9/17	$1,106,298	$1,239,945	$1,135,294
10/17	$1,117,690	$1,265,692	$1,147,721
11/17	$1,134,145	$1,290,194	$1,166,150
12/17	$1,144,540	$1,310,994	$1,179,046
1/18	$1,182,309	$1,384,956	$1,224,577
2/18	$1,150,610	$1,326,790	$1,189,373
3/18	$1,149,261	$1,298,388	$1,179,160
4/18	$1,146,563	$1,310,787	$1,178,362
5/18	$1,135,097	$1,312,423	$1,175,669
6/18	$1,131,051	$1,305,316	$1,169,758
7/18	$1,151,959	$1,344,680	$1,190,143
8/18	$1,147,912	$1,355,245	$1,196,252
9/18	$1,149,935	$1,361,143	$1,195,251
10/18	$1,098,003	$1,259,140	$1,136,168
11/18	$1,110,143	$1,277,556	$1,147,559
12/18	$1,072,511	$1,187,572	$1,108,343
1/19	$1,133,511	$1,281,342	$1,167,602
2/19	$1,146,637	$1,315,614	$1,183,651
3/19	$1,159,764	$1,332,159	$1,198,510
4/19	$1,182,156	$1,377,141	$1,221,372
5/19	$1,145,865	$1,295,450	$1,184,517
6/19	$1,199,915	$1,380,276	$1,241,559
7/19	$1,194,510	$1,384,320	$1,242,362
8/19	$1,180,612	$1,351,481	$1,234,784
9/19	$1,192,966	$1,379,918	$1,245,349
10/19	$1,216,903	$1,417,685	$1,269,117
11/19	$1,230,801	$1,452,292	$1,283,856
12/19	$1,266,034	$1,503,435	$1,313,977
1/20	$1,244,030	$1,486,828	$1,311,978
2/20	$1,176,445	$1,366,737	$1,251,927
3/20	$1,044,419	$1,182,223	$1,139,298
4/20	$1,125,364	$1,308,869	$1,221,474
5/20	$1,162,300	$1,365,793	$1,255,491
6/20	$1,189,805	$1,409,434	$1,284,022
7/20	$1,243,244	$1,483,974	$1,341,148
8/20	$1,289,610	$1,574,801	$1,389,581
9/20	$1,263,677	$1,524,025	$1,360,699
10/20	$1,246,388	$1,486,978	$1,341,373
11/20	$1,362,696	$1,670,267	$1,450,334
12/20	$1,412,024	$1,747,816	$1,498,530
1/21	$1,409,635	$1,739,867	$1,489,161
2/21	$1,434,323	$1,780,169	$1,499,605
3/21	$1,454,233	$1,827,716	$1,512,098
4/21	$1,494,850	$1,907,628	$1,559,406
5/21	$1,529,095	$1,937,315	$1,579,825
6/21	$1,513,167	$1,962,844	$1,586,741
7/21	$1,517,946	$1,976,370	$1,601,749
8/21	$1,531,484	$2,025,837	$1,623,139
9/21	$1,492,461	$1,942,150	$1,571,372
10/21	$1,523,520	$2,041,284	$1,617,977
11/21	$1,497,239	$1,992,129	$1,592,707
12/21	$1,534,559	$2,071,815	$1,630,043
1/22	$1,498,432	$1,970,063	$1,568,648
2/22	$1,470,906	$1,919,182	$1,536,882
3/22	$1,463,164	$1,960,750	$1,538,133
4/22	$1,361,663	$1,803,808	$1,430,556
5/22	$1,381,447	$1,805,919	$1,433,122
6/22	$1,272,205	$1,653,686	$1,342,244
7/22	$1,332,417	$1,769,167	$1,409,897
8/22	$1,273,925	$1,704,036	$1,356,499
9/22	$1,168,123	$1,540,910	$1,250,706
10/22	$1,211,132	$1,633,899	$1,292,552
11/22	$1,303,171	$1,760,630	$1,377,036
12/22	$1,278,143	$1,691,347	$1,347,502
1/23	$1,360,353	$1,812,578	$1,423,148
2/23	$1,309,297	$1,760,629	$1,379,751
3/23	$1,341,315	$1,814,914	$1,422,727
4/23	$1,349,103	$1,840,999	$1,437,508
5/23	$1,324,008	$1,821,281	$1,417,030
6/23	$1,373,333	$1,927,026	$1,466,350
7/23	$1,411,410	$1,997,570	$1,502,620
8/23	$1,378,526	$1,941,751	$1,469,204
9/23	$1,328,335	$1,861,458	$1,415,584
10/23	$1,299,778	$1,805,489	$1,383,279
11/23	$1,396,698	$1,972,129	$1,487,783
12/23	$1,460,735	$2,066,858	$1,555,395
1/24	$1,450,351	$2,078,974	$1,552,281
2/24	$1,472,850	$2,168,190	$1,584,446
3/24	$1,504,869	$2,236,264	$1,617,783
4/24	$1,459,870	$2,162,483	$1,569,427
5/24	$1,510,061	$2,250,309	$1,615,898
6/24	$1,524,772	$2,300,429	$1,638,419
7/24	$1,563,714	$2,337,529	$1,672,371
8/24	$1,595,732	$2,396,894	$1,713,682
9/24	$1,625,155	$2,452,576	$1,749,234

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	22.35%	6.38%	4.98%
MSCI All Country World Index	31.76%	12.19%	9.39%
Customized MSIM Global Allocation IndexFootnote Reference1	23.57%	7.03%	5.75%

AssetsNet	$ 614,052,374
Holdings Count | Holding	1,531
Advisory Fees Paid, Amount	$ 2,496,863
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$614,052,374
# of Portfolio Holdings	1,531
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$2,496,863

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Australia	1.9%
South Africa	2.0%
Spain	2.1%
Japan	2.1%
China	2.9%
Canada	3.4%
France	3.8%
United Kingdom	3.8%
Germany	3.8%
United States	64.1%

Top Ten Holdings (% of total investments)Footnote Referencea

U.S. Treasury Securities	6.9%
China Government Bonds, 3.130%, 11/21/2029	2.6%
Uniform Mortgage-Backed Security, TBA, 5.500%, 10/1/2054	2.2%
Apple, Inc.	1.8%
Microsoft Corp.	1.6%
Bundesrepublik Deutschland Bundesanleihe, 0.000%, 8/15/2031	1.6%
NVIDIA Corp.	1.6%
Federal National Mortgage Association, 3.000%, 6/1/2052	1.4%
Brazil Notas do Tesouro Nacional, 10.000%, 1/1/2029	1.1%
U.K. Gilts, 0.875%, 7/31/2033	1.1%
Total	12.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113792
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	L
Trading Symbol	MSDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$164	1.48%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Overweight U.S. Value stocks vs. U.S. expensive stocks as expensive high-growth stocks outperformed Value stocks on hopes of efficiency gains from increasing artificial intelligence adoption.

↓ Underweight U.S. cyclical stocks vs. U.S. defensive stocks as fears of recession declined.

↓ Overweight VIX Roll Harvesting Strategy as the market volatility declined unexpectedly.

↑ Overweight South African 10-year bonds vs. U.S. 10-year Treasury bonds and South African banks vs. emerging markets equities as our thesis of a recovery in the South African economy materialized.

↑ Directional overweight in U.S. 10-year Treasury inflation-protected securities (TIPS) as investors’ expectations of additional interest rate cuts increased in 2024.

↑ Overweight European Union (EMU) banks vs. EMU equities as our thesis of falling inflation and an economic recovery in the eurozone has played out.

Line Graph [Table Text Block]
	Class L	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/14	$10,000	$10,000	$10,000
10/14	$9,982	$10,070	$10,034
11/14	$10,048	$10,239	$10,095
12/14	$9,881	$10,041	$9,917
1/15	$9,805	$9,884	$9,788
2/15	$10,075	$10,435	$10,105
3/15	$9,893	$10,273	$9,962
4/15	$10,050	$10,571	$10,196
5/15	$9,925	$10,557	$10,121
6/15	$9,667	$10,309	$9,974
7/15	$9,730	$10,398	$9,977
8/15	$9,310	$9,685	$9,567
9/15	$9,034	$9,334	$9,358
10/15	$9,454	$10,067	$9,808
11/15	$9,335	$9,984	$9,675
12/15	$9,189	$9,804	$9,569
1/16	$8,919	$9,213	$9,237
2/16	$8,843	$9,149	$9,258
3/16	$9,383	$9,827	$9,758
4/16	$9,534	$9,972	$9,916
5/16	$9,452	$9,985	$9,885
6/16	$9,383	$9,924	$9,942
7/16	$9,634	$10,352	$10,190
8/16	$9,672	$10,387	$10,188
9/16	$9,710	$10,451	$10,256
10/16	$9,509	$10,273	$10,067
11/16	$9,484	$10,351	$10,000
12/16	$9,628	$10,575	$10,125
1/17	$9,779	$10,864	$10,333
2/17	$9,917	$11,169	$10,525
3/17	$10,043	$11,305	$10,591
4/17	$10,212	$11,482	$10,722
5/17	$10,389	$11,735	$10,910
6/17	$10,439	$11,789	$10,936
7/17	$10,621	$12,118	$11,193
8/17	$10,640	$12,164	$11,263
9/17	$10,785	$12,399	$11,353
10/17	$10,892	$12,657	$11,477
11/17	$11,036	$12,902	$11,661
12/17	$11,129	$13,110	$11,790
1/18	$11,488	$13,850	$12,246
2/18	$11,175	$13,268	$11,894
3/18	$11,155	$12,984	$11,792
4/18	$11,129	$13,108	$11,784
5/18	$11,009	$13,124	$11,757
6/18	$10,962	$13,053	$11,698
7/18	$11,155	$13,447	$11,901
8/18	$11,109	$13,552	$11,963
9/18	$11,122	$13,611	$11,953
10/18	$10,610	$12,591	$11,362
11/18	$10,723	$12,776	$11,476
12/18	$10,354	$11,876	$11,083
1/19	$10,935	$12,813	$11,676
2/19	$11,049	$13,156	$11,837
3/19	$11,169	$13,322	$11,985
4/19	$11,373	$13,771	$12,214
5/19	$11,026	$12,954	$11,845
6/19	$11,532	$13,803	$12,416
7/19	$11,479	$13,843	$12,424
8/19	$11,335	$13,515	$12,348
9/19	$11,441	$13,799	$12,453
10/19	$11,668	$14,177	$12,691
11/19	$11,789	$14,523	$12,839
12/19	$12,117	$15,034	$13,140
1/20	$11,895	$14,868	$13,120
2/20	$11,243	$13,667	$12,519
3/20	$9,984	$11,822	$11,393
4/20	$10,744	$13,089	$12,215
5/20	$11,089	$13,658	$12,555
6/20	$11,342	$14,094	$12,840
7/20	$11,841	$14,840	$13,411
8/20	$12,279	$15,748	$13,896
9/20	$12,025	$15,240	$13,607
10/20	$11,849	$14,870	$13,414
11/20	$12,946	$16,703	$14,503
12/20	$13,409	$17,478	$14,985
1/21	$13,370	$17,399	$14,892
2/21	$13,602	$17,802	$14,996
3/21	$13,779	$18,277	$15,121
4/21	$14,150	$19,076	$15,594
5/21	$14,474	$19,373	$15,798
6/21	$14,312	$19,628	$15,867
7/21	$14,343	$19,764	$16,017
8/21	$14,459	$20,258	$16,231
9/21	$14,081	$19,421	$15,714
10/21	$14,366	$20,413	$16,180
11/21	$14,111	$19,921	$15,927
12/21	$14,446	$20,718	$16,300
1/22	$14,098	$19,701	$15,686
2/22	$13,832	$19,192	$15,369
3/22	$13,749	$19,607	$15,381
4/22	$12,787	$18,038	$14,306
5/22	$12,961	$18,059	$14,331
6/22	$11,932	$16,537	$13,422
7/22	$12,488	$17,692	$14,099
8/22	$11,924	$17,040	$13,565
9/22	$10,936	$15,409	$12,507
10/22	$11,326	$16,339	$12,926
11/22	$12,181	$17,606	$13,770
12/22	$11,932	$16,913	$13,475
1/23	$12,690	$18,126	$14,231
2/23	$12,207	$17,606	$13,798
3/23	$12,499	$18,149	$14,227
4/23	$12,565	$18,410	$14,375
5/23	$12,324	$18,213	$14,170
6/23	$12,774	$19,270	$14,663
7/23	$13,115	$19,976	$15,026
8/23	$12,807	$19,418	$14,692
9/23	$12,324	$18,615	$14,156
10/23	$12,057	$18,055	$13,833
11/23	$12,949	$19,721	$14,878
12/23	$13,524	$20,669	$15,554
1/24	$13,424	$20,790	$15,523
2/24	$13,624	$21,682	$15,844
3/24	$13,907	$22,363	$16,178
4/24	$13,490	$21,625	$15,694
5/24	$13,940	$22,503	$16,159
6/24	$14,065	$23,004	$16,384
7/24	$14,415	$23,375	$16,724
8/24	$14,699	$23,969	$17,137
9/24	$14,965	$24,526	$17,492

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	21.43%	5.52%	4.11%
MSCI All Country World Index	31.76%	12.19%	9.39%
Customized MSIM Global Allocation IndexFootnote Reference1	23.57%	7.03%	5.75%

AssetsNet	$ 614,052,374
Holdings Count | Holding	1,531
Advisory Fees Paid, Amount	$ 2,496,863
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$614,052,374
# of Portfolio Holdings	1,531
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$2,496,863

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Australia	1.9%
South Africa	2.0%
Spain	2.1%
Japan	2.1%
China	2.9%
Canada	3.4%
France	3.8%
United Kingdom	3.8%
Germany	3.8%
United States	64.1%

Top Ten Holdings (% of total investments)Footnote Referencea

U.S. Treasury Securities	6.9%
China Government Bonds, 3.130%, 11/21/2029	2.6%
Uniform Mortgage-Backed Security, TBA, 5.500%, 10/1/2054	2.2%
Apple, Inc.	1.8%
Microsoft Corp.	1.6%
Bundesrepublik Deutschland Bundesanleihe, 0.000%, 8/15/2031	1.6%
NVIDIA Corp.	1.6%
Federal National Mortgage Association, 3.000%, 6/1/2052	1.4%
Brazil Notas do Tesouro Nacional, 10.000%, 1/1/2029	1.1%
U.K. Gilts, 0.875%, 7/31/2033	1.1%
Total	12.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000156275
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	R6
Trading Symbol	MGPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.63%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Overweight U.S. Value stocks vs. U.S. expensive stocks as expensive high-growth stocks outperformed Value stocks on hopes of efficiency gains from increasing artificial intelligence adoption.

↓ Underweight U.S. cyclical stocks vs. U.S. defensive stocks as fears of recession declined.

↓ Overweight VIX Roll Harvesting Strategy as the market volatility declined unexpectedly.

↑ Overweight South African 10-year bonds vs. U.S. 10-year Treasury bonds and South African banks vs. emerging markets equities as our thesis of a recovery in the South African economy materialized.

↑ Directional overweight in U.S. 10-year Treasury inflation-protected securities (TIPS) as investors’ expectations of additional interest rate cuts increased in 2024.

↑ Overweight European Union (EMU) banks vs. EMU equities as our thesis of falling inflation and an economic recovery in the eurozone has played out.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	Customized MSIM Global Allocation Index
5/15	$5,000,000	$5,000,000	$5,000,000
5/15	$5,000,000	$5,000,000	$5,000,000
6/15	$4,874,765	$4,882,284	$4,927,682
7/15	$4,909,205	$4,924,685	$4,929,213
8/15	$4,699,436	$4,587,095	$4,726,265
9/15	$4,564,809	$4,420,911	$4,623,182
10/15	$4,780,839	$4,767,871	$4,845,307
11/15	$4,727,614	$4,728,507	$4,779,665
12/15	$4,657,545	$4,643,238	$4,727,538
1/16	$4,522,771	$4,363,201	$4,563,245
2/16	$4,485,159	$4,333,168	$4,573,857
3/16	$4,764,110	$4,654,298	$4,820,711
4/16	$4,845,602	$4,723,000	$4,898,690
5/16	$4,804,856	$4,728,968	$4,883,689
6/16	$4,776,648	$4,700,321	$4,911,490
7/16	$4,908,287	$4,902,888	$5,034,104
8/16	$4,930,227	$4,919,376	$5,033,320
9/16	$4,949,033	$4,949,525	$5,066,672
10/16	$4,851,870	$4,865,518	$4,973,431
11/16	$4,842,468	$4,902,494	$4,940,495
12/16	$4,918,801	$5,008,396	$5,001,974
1/17	$4,998,085	$5,145,341	$5,104,760
2/17	$5,074,198	$5,289,675	$5,199,671
3/17	$5,140,797	$5,354,386	$5,232,381
4/17	$5,232,767	$5,437,832	$5,296,877
5/17	$5,327,908	$5,557,915	$5,389,941
6/17	$5,356,451	$5,583,190	$5,402,755
7/17	$5,454,763	$5,739,221	$5,529,683
8/17	$5,470,620	$5,761,209	$5,564,306
9/17	$5,546,733	$5,872,515	$5,608,759
10/17	$5,603,818	$5,994,460	$5,670,151
11/17	$5,686,274	$6,110,502	$5,761,197
12/17	$5,736,809	$6,209,014	$5,824,910
1/18	$5,926,120	$6,559,305	$6,049,849
2/18	$5,770,615	$6,283,826	$5,875,926
3/18	$5,760,473	$6,149,310	$5,825,473
4/18	$5,750,331	$6,208,033	$5,821,528
5/18	$5,692,862	$6,215,784	$5,808,226
6/18	$5,672,578	$6,182,123	$5,779,023
7/18	$5,773,995	$6,368,555	$5,879,730
8/18	$5,757,092	$6,418,589	$5,909,913
9/18	$5,767,234	$6,446,524	$5,904,968
10/18	$5,506,931	$5,963,429	$5,613,076
11/18	$5,567,781	$6,050,646	$5,669,353
12/18	$5,380,915	$5,624,472	$5,475,612
1/19	$5,686,737	$6,068,578	$5,768,369
2/19	$5,748,676	$6,230,895	$5,847,661
3/19	$5,818,356	$6,309,255	$5,921,069
4/19	$5,930,620	$6,522,291	$6,034,013
5/19	$5,752,547	$6,135,395	$5,851,937
6/19	$6,023,528	$6,537,138	$6,133,746
7/19	$5,996,430	$6,556,293	$6,137,712
8/19	$5,926,749	$6,400,763	$6,100,275
9/19	$5,984,816	$6,535,445	$6,152,471
10/19	$6,108,694	$6,714,311	$6,269,890
11/19	$6,178,375	$6,878,218	$6,342,707
12/19	$6,353,057	$7,120,436	$6,491,518
1/20	$6,242,706	$7,041,784	$6,481,641
2/20	$5,903,771	$6,473,020	$6,184,966
3/20	$5,245,607	$5,599,141	$5,628,538
4/20	$5,651,540	$6,198,949	$6,034,516
5/20	$5,836,772	$6,468,548	$6,202,573
6/20	$5,970,770	$6,675,234	$6,343,528
7/20	$6,238,765	$7,028,268	$6,625,749
8/20	$6,471,290	$7,458,434	$6,865,026
9/20	$6,345,174	$7,217,950	$6,722,339
10/20	$6,254,529	$7,042,492	$6,626,864
11/20	$6,841,753	$7,910,570	$7,165,169
12/20	$7,087,967	$8,277,853	$7,403,272
1/21	$7,075,980	$8,240,205	$7,356,989
2/21	$7,199,840	$8,431,077	$7,408,583
3/21	$7,299,727	$8,656,265	$7,470,303
4/21	$7,503,496	$9,034,739	$7,704,024
5/21	$7,679,297	$9,175,341	$7,804,902
6/21	$7,599,387	$9,296,248	$7,839,067
7/21	$7,619,365	$9,360,306	$7,913,213
8/21	$7,691,283	$9,594,588	$8,018,888
9/21	$7,491,510	$9,198,238	$7,763,137
10/21	$7,651,328	$9,667,749	$7,993,386
11/21	$7,519,478	$9,434,945	$7,868,543
12/21	$7,702,778	$9,812,347	$8,052,997
1/22	$7,525,752	$9,330,439	$7,749,682
2/22	$7,383,268	$9,089,460	$7,592,746
3/22	$7,344,408	$9,286,329	$7,598,929
4/22	$6,834,920	$8,543,034	$7,067,456
5/22	$6,934,227	$8,553,032	$7,080,135
6/22	$6,390,197	$7,832,042	$6,631,163
7/22	$6,692,436	$8,378,973	$6,965,395
8/22	$6,394,514	$8,070,502	$6,701,591
9/22	$5,867,755	$7,297,919	$6,178,937
10/22	$6,083,640	$7,738,327	$6,385,667
11/22	$6,545,634	$8,338,537	$6,803,050
12/22	$6,416,388	$8,010,408	$6,657,142
1/23	$6,829,088	$8,584,569	$7,030,858
2/23	$6,577,124	$8,338,535	$6,816,462
3/23	$6,737,859	$8,595,634	$7,028,782
4/23	$6,776,957	$8,719,175	$7,101,802
5/23	$6,650,975	$8,625,788	$7,000,634
6/23	$6,898,595	$9,126,609	$7,244,292
7/23	$7,089,740	$9,460,716	$7,423,478
8/23	$6,924,660	$9,196,346	$7,258,392
9/23	$6,668,352	$8,816,070	$6,993,492
10/23	$6,529,338	$8,550,998	$6,833,892
11/23	$7,015,888	$9,340,220	$7,350,178
12/23	$7,337,359	$9,788,868	$7,684,206
1/24	$7,285,229	$9,846,253	$7,668,823
2/24	$7,402,522	$10,268,788	$7,827,729
3/24	$7,558,914	$10,591,196	$7,992,426
4/24	$7,337,359	$10,241,761	$7,753,529
5/24	$7,589,323	$10,657,716	$7,983,114
6/24	$7,663,175	$10,895,086	$8,094,378
7/24	$7,858,664	$11,070,796	$8,262,110
8/24	$8,019,399	$11,351,956	$8,466,199
9/24	$8,167,102	$11,615,674	$8,641,840

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/29/15 (Inception)
Class R6	22.48%	6.42%	5.39%
MSCI All Country World Index	31.76%	12.19%	9.45%
Customized MSIM Global Allocation IndexFootnote Reference1	23.57%	7.03%	6.03%

Performance Inception Date	May 29, 2015
AssetsNet	$ 614,052,374
Holdings Count | Holding	1,531
Advisory Fees Paid, Amount	$ 2,496,863
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$614,052,374
# of Portfolio Holdings	1,531
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$2,496,863

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Australia	1.9%
South Africa	2.0%
Spain	2.1%
Japan	2.1%
China	2.9%
Canada	3.4%
France	3.8%
United Kingdom	3.8%
Germany	3.8%
United States	64.1%

Top Ten Holdings (% of total investments)Footnote Referencea

U.S. Treasury Securities	6.9%
China Government Bonds, 3.130%, 11/21/2029	2.6%
Uniform Mortgage-Backed Security, TBA, 5.500%, 10/1/2054	2.2%
Apple, Inc.	1.8%
Microsoft Corp.	1.6%
Bundesrepublik Deutschland Bundesanleihe, 0.000%, 8/15/2031	1.6%
NVIDIA Corp.	1.6%
Federal National Mortgage Association, 3.000%, 6/1/2052	1.4%
Brazil Notas do Tesouro Nacional, 10.000%, 1/1/2029	1.1%
U.K. Gilts, 0.875%, 7/31/2033	1.1%
Total	12.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000110150
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	A
Trading Symbol	MSYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↑ Credit selection in the technology sector, which was favorable.

↑ Sound credit selection in the metals & mining sector helped relative performance.

↑ Underweight exposure in BB-rated bonds, which underperformed.

↓ A modest cash position detracted as the U.S. high yield market performed well.

↓ Bonds rated CCC and below, where credit selection was challenging.

↓ Chemicals sector, where credit selection was challenging.

↓ Credit selection and an underweight position in the wirelines sector, which outperformed.

Line Graph [Table Text Block]
	Class A with maximum sales charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/14	$9,675	$10,000	$10,000
10/14	$9,675	$10,098	$10,119
11/14	$9,539	$10,152	$10,045
12/14	$9,315	$10,134	$9,900
1/15	$9,343	$10,327	$9,965
2/15	$9,604	$10,267	$10,205
3/15	$9,613	$10,309	$10,149
4/15	$9,779	$10,297	$10,272
5/15	$9,854	$10,279	$10,303
6/15	$9,769	$10,164	$10,150
7/15	$9,720	$10,224	$10,091
8/15	$9,595	$10,194	$9,915
9/15	$9,440	$10,233	$9,657
10/15	$9,595	$10,266	$9,922
11/15	$9,459	$10,229	$9,702
12/15	$9,122	$10,178	$9,457
1/16	$8,924	$10,290	$9,305
2/16	$8,943	$10,363	$9,359
3/16	$9,283	$10,490	$9,775
4/16	$9,544	$10,562	$10,157
5/16	$9,615	$10,570	$10,220
6/16	$9,655	$10,756	$10,314
7/16	$9,941	$10,844	$10,593
8/16	$10,157	$10,856	$10,815
9/16	$10,218	$10,859	$10,887
10/16	$10,280	$10,787	$10,929
11/16	$10,311	$10,544	$10,877
12/16	$10,489	$10,576	$11,077
1/17	$10,637	$10,613	$11,238
2/17	$10,753	$10,695	$11,402
3/17	$10,721	$10,691	$11,377
4/17	$10,838	$10,780	$11,508
5/17	$10,914	$10,863	$11,608
6/17	$10,902	$10,854	$11,624
7/17	$11,032	$10,908	$11,752
8/17	$11,021	$11,002	$11,748
9/17	$11,141	$10,963	$11,853
10/17	$11,240	$10,976	$11,903
11/17	$11,262	$10,960	$11,873
12/17	$11,303	$11,008	$11,909
1/18	$11,416	$10,902	$11,980
2/18	$11,336	$10,799	$11,878
3/18	$11,313	$10,853	$11,807
4/18	$11,370	$10,781	$11,883
5/18	$11,358	$10,840	$11,880
6/18	$11,427	$10,824	$11,928
7/18	$11,508	$10,847	$12,058
8/18	$11,589	$10,900	$12,147
9/18	$11,659	$10,853	$12,215
10/18	$11,453	$10,763	$12,019
11/18	$11,286	$10,811	$11,916
12/18	$11,010	$10,980	$11,661
1/19	$11,453	$11,132	$12,188
2/19	$11,633	$11,144	$12,391
3/19	$11,730	$11,345	$12,507
4/19	$11,924	$11,361	$12,685
5/19	$11,789	$11,535	$12,534
6/19	$12,018	$11,698	$12,820
7/19	$12,052	$11,733	$12,892
8/19	$12,074	$11,998	$12,944
9/19	$12,157	$11,946	$12,991
10/19	$12,192	$11,985	$13,027
11/19	$12,214	$11,982	$13,069
12/19	$12,501	$12,000	$13,331
1/20	$12,539	$12,216	$13,334
2/20	$12,357	$12,399	$13,146
3/20	$10,490	$12,156	$11,640
4/20	$10,770	$12,400	$12,164
5/20	$11,334	$12,516	$12,700
6/20	$11,532	$12,620	$12,824
7/20	$12,020	$12,842	$13,425
8/20	$12,194	$12,768	$13,553
9/20	$12,131	$12,745	$13,414
10/20	$12,207	$12,699	$13,482
11/20	$12,647	$12,865	$14,015
12/20	$12,859	$12,909	$14,279
1/21	$12,913	$12,828	$14,326
2/21	$12,982	$12,663	$14,379
3/21	$13,054	$12,515	$14,400
4/21	$13,179	$12,621	$14,557
5/21	$13,234	$12,669	$14,600
6/21	$13,385	$12,761	$14,795
7/21	$13,384	$12,889	$14,852
8/21	$13,454	$12,881	$14,928
9/21	$13,482	$12,771	$14,926
10/21	$13,440	$12,760	$14,901
11/21	$13,299	$12,776	$14,756
12/21	$13,518	$12,767	$15,032
1/22	$13,263	$12,487	$14,621
2/22	$13,087	$12,317	$14,471
3/22	$12,998	$11,986	$14,305
4/22	$12,577	$11,539	$13,797
5/22	$12,428	$11,603	$13,831
6/22	$11,597	$11,371	$12,899
7/22	$12,180	$11,657	$13,661
8/22	$11,986	$11,354	$13,346
9/22	$11,501	$10,865	$12,816
10/22	$11,825	$10,745	$13,149
11/22	$11,989	$11,146	$13,434
12/22	$11,921	$11,108	$13,351
1/23	$12,386	$11,453	$13,859
2/23	$12,258	$11,171	$13,681
3/23	$12,388	$11,434	$13,827
4/23	$12,503	$11,503	$13,965
5/23	$12,396	$11,384	$13,837
6/23	$12,600	$11,366	$14,068
7/23	$12,821	$11,378	$14,263
8/23	$12,829	$11,309	$14,302
9/23	$12,649	$11,040	$14,133
10/23	$12,437	$10,874	$13,968
11/23	$12,984	$11,363	$14,601
12/23	$13,489	$11,794	$15,145
1/24	$13,569	$11,766	$15,145
2/24	$13,609	$11,625	$15,189
3/24	$13,812	$11,739	$15,369
4/24	$13,691	$11,465	$15,224
5/24	$13,847	$11,655	$15,392
6/24	$13,988	$11,761	$15,537
7/24	$14,146	$12,028	$15,839
8/24	$14,351	$12,205	$16,097
9/24	$14,522	$12,373	$16,358

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	14.81%	3.62%	4.14%
Class A with maximum 3.25% sales charge	11.09%	2.93%	3.80%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.04%

AssetsNet	$ 65,728,163
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 112,589
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$65,728,163
# of Portfolio Holdings	220
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$112,589

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.7%
Senior Loan Interests	7.0%
Corporate Bonds	91.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.7%
Not Rated	2.4%
CCC	16.1%
B	36.3%
BB	40.2%
BBB	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155936
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	C
Trading Symbol	MSHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.69%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↑ Credit selection in the technology sector, which was favorable.

↑ Sound credit selection in the metals & mining sector helped relative performance.

↑ Underweight exposure in BB-rated bonds, which underperformed.

↓ A modest cash position detracted as the U.S. high yield market performed well.

↓ Bonds rated CCC and below, where credit selection was challenging.

↓ Chemicals sector, where credit selection was challenging.

↓ Credit selection and an underweight position in the wirelines sector, which outperformed.

Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
4/15	$10,000	$10,000	$10,000
5/15	$10,070	$10,000	$10,000
6/15	$9,980	$9,871	$9,881
7/15	$9,924	$9,929	$9,824
8/15	$9,791	$9,899	$9,652
9/15	$9,625	$9,938	$9,401
10/15	$9,787	$9,970	$9,660
11/15	$9,631	$9,933	$9,445
12/15	$9,287	$9,884	$9,207
1/16	$9,076	$9,993	$9,059
2/16	$9,090	$10,064	$9,111
3/16	$9,430	$10,187	$9,516
4/16	$9,700	$10,257	$9,888
5/16	$9,756	$10,265	$9,949
6/16	$9,792	$10,445	$10,041
7/16	$10,075	$10,531	$10,312
8/16	$10,288	$10,543	$10,528
9/16	$10,343	$10,545	$10,598
10/16	$10,400	$10,475	$10,639
11/16	$10,425	$10,240	$10,589
12/16	$10,602	$10,270	$10,784
1/17	$10,741	$10,307	$10,941
2/17	$10,852	$10,386	$11,100
3/17	$10,813	$10,383	$11,075
4/17	$10,925	$10,469	$11,203
5/17	$10,994	$10,550	$11,301
6/17	$10,965	$10,541	$11,316
7/17	$11,100	$10,593	$11,441
8/17	$11,082	$10,684	$11,437
9/17	$11,195	$10,647	$11,539
10/17	$11,277	$10,660	$11,588
11/17	$11,292	$10,644	$11,559
12/17	$11,331	$10,690	$11,594
1/18	$11,445	$10,588	$11,663
2/18	$11,347	$10,487	$11,564
3/18	$11,329	$10,540	$11,494
4/18	$11,367	$10,470	$11,569
5/18	$11,360	$10,527	$11,566
6/18	$11,422	$10,512	$11,612
7/18	$11,485	$10,534	$11,739
8/18	$11,571	$10,585	$11,825
9/18	$11,633	$10,540	$11,891
10/18	$11,425	$10,452	$11,701
11/18	$11,252	$10,499	$11,600
12/18	$10,963	$10,663	$11,352
1/19	$11,405	$10,810	$11,865
2/19	$11,577	$10,822	$12,063
3/19	$11,655	$11,017	$12,176
4/19	$11,853	$11,033	$12,349
5/19	$11,712	$11,202	$12,202
6/19	$11,932	$11,360	$12,480
7/19	$11,958	$11,394	$12,551
8/19	$11,959	$11,652	$12,601
9/19	$12,046	$11,601	$12,647
10/19	$12,072	$11,639	$12,682
11/19	$12,085	$11,637	$12,723
12/19	$12,353	$11,654	$12,978
1/20	$12,390	$11,863	$12,981
2/20	$12,202	$12,041	$12,798
3/20	$10,351	$11,806	$11,331
4/20	$10,621	$12,042	$11,842
5/20	$11,176	$12,155	$12,364
6/20	$11,365	$12,256	$12,485
7/20	$11,839	$12,471	$13,070
8/20	$12,004	$12,399	$13,194
9/20	$11,934	$12,377	$13,059
10/20	$12,002	$12,333	$13,125
11/20	$12,414	$12,494	$13,644
12/20	$12,620	$12,537	$13,901
1/21	$12,673	$12,458	$13,947
2/21	$12,734	$12,297	$13,998
3/21	$12,783	$12,154	$14,019
4/21	$12,912	$12,256	$14,171
5/21	$12,944	$12,303	$14,213
6/21	$13,084	$12,393	$14,404
7/21	$13,075	$12,517	$14,458
8/21	$13,133	$12,509	$14,533
9/21	$13,151	$12,402	$14,531
10/21	$13,115	$12,392	$14,506
11/21	$12,955	$12,407	$14,365
12/21	$13,179	$12,399	$14,634
1/22	$12,902	$12,127	$14,234
2/22	$12,737	$11,961	$14,088
3/22	$12,642	$11,640	$13,927
4/22	$12,211	$11,206	$13,431
5/22	$12,059	$11,268	$13,464
6/22	$11,258	$11,043	$12,558
7/22	$11,817	$11,320	$13,299
8/22	$11,621	$11,026	$12,993
9/22	$11,143	$10,551	$12,477
10/22	$11,450	$10,435	$12,801
11/22	$11,602	$10,824	$13,079
12/22	$11,521	$10,788	$12,997
1/23	$11,972	$11,122	$13,492
2/23	$11,839	$10,849	$13,318
3/23	$11,943	$11,104	$13,461
4/23	$12,060	$11,171	$13,595
5/23	$11,950	$11,056	$13,471
6/23	$12,139	$11,038	$13,696
7/23	$12,345	$11,049	$13,885
8/23	$12,344	$10,983	$13,923
9/23	$12,163	$10,721	$13,759
10/23	$11,952	$10,560	$13,599
11/23	$12,454	$11,035	$14,215
12/23	$12,939	$11,454	$14,744
1/24	$13,016	$11,426	$14,744
2/24	$13,046	$11,289	$14,787
3/24	$13,217	$11,400	$14,962
4/24	$13,107	$11,134	$14,821
5/24	$13,232	$11,318	$14,984
6/24	$13,373	$11,422	$15,126
7/24	$13,516	$11,681	$15,420
8/24	$13,703	$11,853	$15,671
9/24	$13,858	$12,015	$15,925

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C	13.94%	2.84%	3.52%
Class C with maximum deferred sales charge	12.94%	2.84%	3.52%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	1.97%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.06%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 65,728,163
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 112,589
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$65,728,163
# of Portfolio Holdings	220
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$112,589

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.7%
Senior Loan Interests	7.0%
Corporate Bonds	91.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.7%
Not Rated	2.4%
CCC	16.1%
B	36.3%
BB	40.2%
BBB	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000110149
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	I
Trading Symbol	MSYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↑ Credit selection in the technology sector, which was favorable.

↑ Sound credit selection in the metals & mining sector helped relative performance.

↑ Underweight exposure in BB-rated bonds, which underperformed.

↓ A modest cash position detracted as the U.S. high yield market performed well.

↓ Bonds rated CCC and below, where credit selection was challenging.

↓ Chemicals sector, where credit selection was challenging.

↓ Credit selection and an underweight position in the wirelines sector, which outperformed.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,000,233	$1,009,792	$1,011,890
11/14	$986,359	$1,015,242	$1,004,520
12/14	$963,636	$1,013,408	$989,978
1/15	$966,513	$1,032,698	$996,518
2/15	$993,730	$1,026,679	$1,020,534
3/15	$994,935	$1,030,917	$1,014,949
4/15	$1,012,695	$1,029,721	$1,027,196
5/15	$1,020,758	$1,027,919	$1,030,314
6/15	$1,012,155	$1,016,447	$1,014,977
7/15	$1,007,447	$1,022,366	$1,009,067
8/15	$995,774	$1,019,354	$991,488
9/15	$979,044	$1,023,344	$965,689
10/15	$996,391	$1,026,615	$992,237
11/15	$981,485	$1,022,871	$970,181
12/15	$947,148	$1,017,761	$945,746
1/16	$926,624	$1,028,996	$930,547
2/16	$928,969	$1,036,306	$935,865
3/16	$964,472	$1,049,006	$977,458
4/16	$992,909	$1,056,153	$1,015,727
5/16	$999,481	$1,056,978	$1,021,998
6/16	$1,003,966	$1,075,586	$1,031,404
7/16	$1,034,991	$1,084,449	$1,059,292
8/16	$1,056,620	$1,085,619	$1,081,452
9/16	$1,064,398	$1,085,877	$1,088,660
10/16	$1,071,127	$1,078,673	$1,092,864
11/16	$1,073,594	$1,054,427	$1,087,675
12/16	$1,093,850	$1,057,560	$1,107,749
1/17	$1,108,156	$1,061,291	$1,123,839
2/17	$1,120,594	$1,069,479	$1,140,195
3/17	$1,118,629	$1,069,121	$1,137,650
4/17	$1,131,197	$1,077,992	$1,150,787
5/17	$1,139,342	$1,086,309	$1,160,794
6/17	$1,137,358	$1,085,388	$1,162,364
7/17	$1,152,394	$1,090,794	$1,175,237
8/17	$1,151,537	$1,100,205	$1,174,777
9/17	$1,164,442	$1,096,333	$1,185,325
10/17	$1,173,954	$1,097,650	$1,190,332
11/17	$1,176,555	$1,095,989	$1,187,293
12/17	$1,181,536	$1,100,820	$1,190,881
1/18	$1,194,481	$1,090,227	$1,198,023
2/18	$1,185,324	$1,079,889	$1,187,842
3/18	$1,183,260	$1,085,336	$1,180,667
4/18	$1,189,535	$1,078,094	$1,188,349
5/18	$1,189,840	$1,083,973	$1,188,019
6/18	$1,197,384	$1,082,401	$1,192,788
7/18	$1,204,987	$1,084,667	$1,205,805
8/18	$1,215,060	$1,090,010	$1,214,698
9/18	$1,222,738	$1,085,340	$1,221,462
10/18	$1,202,058	$1,076,261	$1,201,935
11/18	$1,184,988	$1,081,101	$1,191,595
12/18	$1,155,513	$1,098,015	$1,166,082
1/19	$1,201,935	$1,113,155	$1,218,793
2/19	$1,221,157	$1,114,368	$1,239,060
3/19	$1,231,613	$1,134,491	$1,250,714
4/19	$1,253,596	$1,136,079	$1,268,497
5/19	$1,239,818	$1,153,482	$1,253,422
6/19	$1,262,996	$1,169,797	$1,281,988
7/19	$1,268,171	$1,173,279	$1,289,217
8/19	$1,269,493	$1,199,827	$1,294,374
9/19	$1,279,963	$1,194,629	$1,299,088
10/19	$1,283,937	$1,198,489	$1,302,676
11/19	$1,286,568	$1,198,249	$1,306,928
12/19	$1,316,030	$1,200,035	$1,333,058
1/20	$1,321,380	$1,221,573	$1,333,412
2/20	$1,302,554	$1,239,864	$1,314,610
3/20	$1,105,238	$1,215,645	$1,163,960
4/20	$1,135,232	$1,239,996	$1,216,401
5/20	$1,195,072	$1,251,577	$1,269,989
6/20	$1,216,301	$1,262,020	$1,282,420
7/20	$1,269,437	$1,284,189	$1,342,542
8/20	$1,288,159	$1,276,784	$1,355,304
9/20	$1,281,859	$1,274,483	$1,341,364
10/20	$1,290,258	$1,269,928	$1,348,176
11/20	$1,335,619	$1,286,499	$1,401,510
12/20	$1,358,758	$1,290,942	$1,427,888
1/21	$1,365,871	$1,282,828	$1,432,611
2/21	$1,373,723	$1,266,275	$1,437,874
3/21	$1,381,606	$1,251,539	$1,440,025
4/21	$1,395,290	$1,262,063	$1,455,666
5/21	$1,401,448	$1,266,877	$1,459,972
6/21	$1,417,816	$1,276,113	$1,479,529
7/21	$1,418,173	$1,288,927	$1,485,164
8/21	$1,425,894	$1,288,066	$1,492,794
9/21	$1,427,730	$1,277,067	$1,492,631
10/21	$1,425,129	$1,276,023	$1,490,075
11/21	$1,410,620	$1,277,564	$1,475,583
12/21	$1,434,464	$1,276,703	$1,503,242
1/22	$1,407,398	$1,248,712	$1,462,138
2/22	$1,389,252	$1,231,687	$1,447,126
3/22	$1,380,139	$1,198,643	$1,430,536
4/22	$1,334,439	$1,153,936	$1,379,668
5/22	$1,319,156	$1,160,286	$1,383,050
6/22	$1,233,044	$1,137,100	$1,289,930
7/22	$1,293,718	$1,165,689	$1,366,079
8/22	$1,275,044	$1,135,386	$1,334,600
9/22	$1,223,931	$1,086,469	$1,281,590
10/22	$1,258,750	$1,074,548	$1,314,896
11/22	$1,274,930	$1,114,614	$1,343,436
12/22	$1,268,438	$1,110,828	$1,335,051
1/23	$1,319,494	$1,145,286	$1,385,879
2/23	$1,306,149	$1,117,145	$1,368,063
3/23	$1,318,689	$1,143,352	$1,382,687
4/23	$1,332,869	$1,150,337	$1,396,494
5/23	$1,321,876	$1,138,410	$1,383,697
6/23	$1,343,980	$1,136,641	$1,406,850
7/23	$1,367,911	$1,137,771	$1,426,261
8/23	$1,367,546	$1,130,920	$1,430,211
9/23	$1,350,448	$1,103,953	$1,413,291
10/23	$1,328,300	$1,087,351	$1,396,833
11/23	$1,385,226	$1,136,287	$1,460,115
12/23	$1,439,822	$1,179,403	$1,514,549
1/24	$1,450,082	$1,176,580	$1,514,488
2/24	$1,454,814	$1,162,474	$1,518,914
3/24	$1,476,836	$1,173,887	$1,536,883
4/24	$1,464,259	$1,146,456	$1,522,436
5/24	$1,479,535	$1,165,459	$1,539,162
6/24	$1,496,645	$1,176,114	$1,553,697
7/24	$1,513,901	$1,202,809	$1,583,903
8/24	$1,536,169	$1,220,515	$1,609,739
9/24	$1,554,973	$1,237,255	$1,635,783

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	15.15%	3.97%	4.51%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.04%

AssetsNet	$ 65,728,163
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 112,589
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$65,728,163
# of Portfolio Holdings	220
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$112,589

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.7%
Senior Loan Interests	7.0%
Corporate Bonds	91.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.7%
Not Rated	2.4%
CCC	16.1%
B	36.3%
BB	40.2%
BBB	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198829
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	IR
Trading Symbol	MRHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↑ Credit selection in the technology sector, which was favorable.

↑ Sound credit selection in the metals & mining sector helped relative performance.

↑ Underweight exposure in BB-rated bonds, which underperformed.

↓ A modest cash position detracted as the U.S. high yield market performed well.

↓ Bonds rated CCC and below, where credit selection was challenging.

↓ Chemicals sector, where credit selection was challenging.

↓ Credit selection and an underweight position in the wirelines sector, which outperformed.

Line Graph [Table Text Block]
	Class IR	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
6/18	$5,000,000	$5,000,000	$5,000,000
6/18	$4,989,930	$5,000,000	$5,000,000
7/18	$5,021,734	$5,023,048	$5,025,759
8/18	$5,063,836	$5,047,795	$5,062,823
9/18	$5,095,961	$5,026,165	$5,091,016
10/18	$5,009,853	$4,984,120	$5,009,628
11/18	$4,938,835	$5,006,535	$4,966,529
12/18	$4,816,227	$5,084,865	$4,860,194
1/19	$5,009,713	$5,154,975	$5,079,889
2/19	$5,089,956	$5,160,593	$5,164,364
3/19	$5,133,651	$5,253,782	$5,212,938
4/19	$5,225,412	$5,261,136	$5,287,055
5/19	$5,168,106	$5,341,729	$5,224,222
6/19	$5,264,856	$5,417,284	$5,343,288
7/19	$5,286,557	$5,433,409	$5,373,415
8/19	$5,292,203	$5,556,353	$5,394,910
9/19	$5,335,986	$5,532,280	$5,414,558
10/19	$5,352,683	$5,550,154	$5,429,511
11/19	$5,363,788	$5,549,045	$5,447,237
12/19	$5,486,885	$5,557,313	$5,556,143
1/20	$5,509,189	$5,657,056	$5,557,620
2/20	$5,430,843	$5,741,760	$5,479,252
3/20	$4,608,268	$5,629,603	$4,851,351
4/20	$4,739,139	$5,742,372	$5,069,923
5/20	$4,988,800	$5,796,005	$5,293,275
6/20	$5,071,739	$5,844,366	$5,345,087
7/20	$5,293,436	$5,947,028	$5,595,672
8/20	$5,371,637	$5,912,735	$5,648,866
9/20	$5,345,499	$5,902,079	$5,590,764
10/20	$5,380,659	$5,880,984	$5,619,153
11/20	$5,575,837	$5,957,727	$5,841,449
12/20	$5,666,754	$5,978,301	$5,951,392
1/21	$5,696,423	$5,940,724	$5,971,077
2/21	$5,729,477	$5,864,071	$5,993,014
3/21	$5,762,604	$5,795,829	$6,001,978
4/21	$5,819,829	$5,844,565	$6,067,170
5/21	$5,845,332	$5,866,858	$6,085,116
6/21	$5,913,732	$5,909,628	$6,166,631
7/21	$5,915,408	$5,968,968	$6,190,118
8/21	$5,947,761	$5,964,984	$6,221,918
9/21	$5,959,681	$5,914,045	$6,221,238
10/21	$5,942,825	$5,909,212	$6,210,585
11/21	$5,883,302	$5,916,350	$6,150,185
12/21	$5,983,181	$5,912,361	$6,265,465
1/22	$5,870,291	$5,782,737	$6,094,146
2/22	$5,795,332	$5,703,895	$6,031,576
3/22	$5,757,413	$5,550,867	$5,962,428
4/22	$5,566,882	$5,343,834	$5,750,413
5/22	$5,504,352	$5,373,236	$5,764,511
6/22	$5,145,144	$5,265,866	$5,376,388
7/22	$5,398,462	$5,398,260	$5,693,776
8/22	$5,320,423	$5,257,925	$5,562,570
9/22	$5,107,250	$5,031,394	$5,341,627
10/22	$5,252,764	$4,976,188	$5,480,444
11/22	$5,320,405	$5,161,733	$5,599,398
12/22	$5,292,834	$5,144,201	$5,564,451
1/23	$5,505,878	$5,303,776	$5,776,301
2/23	$5,450,471	$5,173,453	$5,702,044
3/23	$5,503,089	$5,294,819	$5,762,995
4/23	$5,562,480	$5,327,164	$5,820,543
5/23	$5,516,554	$5,271,933	$5,767,206
6/23	$5,608,916	$5,263,740	$5,863,706
7/23	$5,708,927	$5,268,973	$5,944,610
8/23	$5,707,554	$5,237,244	$5,961,075
9/23	$5,636,339	$5,112,361	$5,890,553
10/23	$5,544,032	$5,035,480	$5,821,955
11/23	$5,781,775	$5,262,101	$6,085,715
12/23	$6,017,085	$5,461,768	$6,312,591
1/24	$6,052,774	$5,448,697	$6,312,340
2/24	$6,072,677	$5,383,369	$6,330,785
3/24	$6,164,747	$5,436,226	$6,405,679
4/24	$6,112,403	$5,309,190	$6,345,463
5/24	$6,176,328	$5,397,196	$6,415,177
6/24	$6,247,913	$5,446,536	$6,475,762
7/24	$6,320,105	$5,570,159	$6,601,657
8/24	$6,413,355	$5,652,157	$6,709,342
9/24	$6,492,029	$5,729,680	$6,817,893

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	15.18%	4.00%	4.24%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.19%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.05%

Performance Inception Date	Jun. 15, 2018
AssetsNet	$ 65,728,163
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 112,589
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$65,728,163
# of Portfolio Holdings	220
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$112,589

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.7%
Senior Loan Interests	7.0%
Corporate Bonds	91.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.7%
Not Rated	2.4%
CCC	16.1%
B	36.3%
BB	40.2%
BBB	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000110152
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	L
Trading Symbol	MSYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$128	1.19%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↑ Credit selection in the technology sector, which was favorable.

↑ Sound credit selection in the metals & mining sector helped relative performance.

↑ Underweight exposure in BB-rated bonds, which underperformed.

↓ A modest cash position detracted as the U.S. high yield market performed well.

↓ Bonds rated CCC and below, where credit selection was challenging.

↓ Chemicals sector, where credit selection was challenging.

↓ Credit selection and an underweight position in the wirelines sector, which outperformed.

Line Graph [Table Text Block]
	Class L	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/14	$10,000	$10,000	$10,000
10/14	$9,997	$10,098	$10,119
11/14	$9,853	$10,152	$10,045
12/14	$9,624	$10,134	$9,900
1/15	$9,643	$10,327	$9,965
2/15	$9,910	$10,267	$10,205
3/15	$9,918	$10,309	$10,149
4/15	$10,090	$10,297	$10,272
5/15	$10,166	$10,279	$10,303
6/15	$10,075	$10,164	$10,150
7/15	$10,022	$10,224	$10,091
8/15	$9,891	$10,194	$9,915
9/15	$9,730	$10,233	$9,657
10/15	$9,887	$10,266	$9,922
11/15	$9,744	$10,229	$9,702
12/15	$9,403	$10,178	$9,457
1/16	$9,189	$10,290	$9,305
2/16	$9,207	$10,363	$9,359
3/16	$9,555	$10,490	$9,775
4/16	$9,822	$10,562	$10,157
5/16	$9,893	$10,570	$10,220
6/16	$9,932	$10,756	$10,314
7/16	$10,224	$10,844	$10,593
8/16	$10,443	$10,856	$10,815
9/16	$10,504	$10,859	$10,887
10/16	$10,565	$10,787	$10,929
11/16	$10,595	$10,544	$10,877
12/16	$10,784	$10,576	$11,077
1/17	$10,925	$10,613	$11,238
2/17	$11,042	$10,695	$11,402
3/17	$11,007	$10,691	$11,377
4/17	$11,125	$10,780	$11,508
5/17	$11,211	$10,863	$11,608
6/17	$11,185	$10,854	$11,624
7/17	$11,317	$10,908	$11,752
8/17	$11,302	$11,002	$11,748
9/17	$11,423	$10,963	$11,853
10/17	$11,522	$10,976	$11,903
11/17	$11,542	$10,960	$11,873
12/17	$11,579	$11,008	$11,909
1/18	$11,695	$10,902	$11,980
2/18	$11,610	$10,799	$11,878
3/18	$11,585	$10,853	$11,807
4/18	$11,640	$10,781	$11,883
5/18	$11,637	$10,840	$11,880
6/18	$11,693	$10,824	$11,928
7/18	$11,774	$10,847	$12,058
8/18	$11,866	$10,900	$12,147
9/18	$11,923	$10,853	$12,215
10/18	$11,715	$10,763	$12,019
11/18	$11,555	$10,811	$11,916
12/18	$11,255	$10,980	$11,661
1/19	$11,708	$11,132	$12,188
2/19	$11,890	$11,144	$12,391
3/19	$11,986	$11,345	$12,507
4/19	$12,194	$11,361	$12,685
5/19	$12,041	$11,535	$12,534
6/19	$12,273	$11,698	$12,820
7/19	$12,305	$11,733	$12,892
8/19	$12,324	$11,998	$12,944
9/19	$12,407	$11,946	$12,991
10/19	$12,452	$11,985	$13,027
11/19	$12,458	$11,982	$13,069
12/19	$12,744	$12,000	$13,331
1/20	$12,783	$12,216	$13,334
2/20	$12,607	$12,399	$13,146
3/20	$10,690	$12,156	$11,640
4/20	$10,975	$12,400	$12,164
5/20	$11,548	$12,516	$12,700
6/20	$11,748	$12,620	$12,824
7/20	$12,243	$12,842	$13,425
8/20	$12,431	$12,768	$13,553
9/20	$12,350	$12,745	$13,414
10/20	$12,425	$12,699	$13,482
11/20	$12,869	$12,865	$14,015
12/20	$13,080	$12,909	$14,279
1/21	$13,148	$12,828	$14,326
2/21	$13,217	$12,663	$14,379
3/21	$13,273	$12,515	$14,400
4/21	$13,398	$12,621	$14,557
5/21	$13,450	$12,669	$14,600
6/21	$13,601	$12,761	$14,795
7/21	$13,597	$12,889	$14,852
8/21	$13,663	$12,881	$14,928
9/21	$13,688	$12,771	$14,926
10/21	$13,657	$12,760	$14,901
11/21	$13,496	$12,776	$14,756
12/21	$13,726	$12,767	$15,032
1/22	$13,452	$12,487	$14,621
2/22	$13,271	$12,317	$14,471
3/22	$13,178	$11,986	$14,305
4/22	$12,749	$11,539	$13,797
5/22	$12,596	$11,603	$13,831
6/22	$11,766	$11,371	$12,899
7/22	$12,339	$11,657	$13,661
8/22	$12,155	$11,354	$13,346
9/22	$11,646	$10,865	$12,816
10/22	$11,985	$10,745	$13,149
11/22	$12,142	$11,146	$13,434
12/22	$12,068	$11,108	$13,351
1/23	$12,539	$11,453	$13,859
2/23	$12,406	$11,171	$13,681
3/23	$12,535	$11,434	$13,827
4/23	$12,648	$11,503	$13,965
5/23	$12,537	$11,384	$13,837
6/23	$12,741	$11,366	$14,068
7/23	$12,962	$11,378	$14,263
8/23	$12,967	$11,309	$14,302
9/23	$12,783	$11,040	$14,133
10/23	$12,566	$10,874	$13,968
11/23	$13,115	$11,363	$14,601
12/23	$13,618	$11,794	$15,145
1/24	$13,699	$11,766	$15,145
2/24	$13,737	$11,625	$15,189
3/24	$13,938	$11,739	$15,369
4/24	$13,812	$11,465	$15,224
5/24	$13,966	$11,655	$15,392
6/24	$14,104	$11,761	$15,537
7/24	$14,276	$12,028	$15,839
8/24	$14,462	$12,205	$16,097
9/24	$14,632	$12,373	$16,358

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	14.47%	3.35%	3.88%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.04%

AssetsNet	$ 65,728,163
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 112,589
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$65,728,163
# of Portfolio Holdings	220
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$112,589

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.7%
Senior Loan Interests	7.0%
Corporate Bonds	91.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.7%
Not Rated	2.4%
CCC	16.1%
B	36.3%
BB	40.2%
BBB	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000138838
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	R6
Trading Symbol	MSHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↑ Credit selection in the technology sector, which was favorable.

↑ Sound credit selection in the metals & mining sector helped relative performance.

↑ Underweight exposure in BB-rated bonds, which underperformed.

↓ A modest cash position detracted as the U.S. high yield market performed well.

↓ Bonds rated CCC and below, where credit selection was challenging.

↓ Chemicals sector, where credit selection was challenging.

↓ Credit selection and an underweight position in the wirelines sector, which outperformed.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,001,288	$5,048,962	$5,059,452
11/14	$4,932,045	$5,076,209	$5,022,598
12/14	$4,818,672	$5,067,038	$4,949,888
1/15	$4,828,252	$5,163,490	$4,982,591
2/15	$4,969,082	$5,133,397	$5,102,672
3/15	$4,975,194	$5,154,585	$5,074,746
4/15	$5,059,154	$5,148,604	$5,135,980
5/15	$5,099,520	$5,139,597	$5,151,570
6/15	$5,056,631	$5,082,236	$5,074,884
7/15	$5,033,208	$5,111,830	$5,045,333
8/15	$4,970,080	$5,096,768	$4,957,442
9/15	$4,891,652	$5,116,718	$4,828,444
10/15	$4,978,521	$5,133,074	$4,961,184
11/15	$4,904,119	$5,114,355	$4,850,904
12/15	$4,732,719	$5,088,805	$4,728,728
1/16	$4,630,168	$5,144,980	$4,652,733
2/16	$4,641,935	$5,181,528	$4,679,326
3/16	$4,819,507	$5,245,029	$4,887,291
4/16	$4,961,696	$5,280,765	$5,078,633
5/16	$4,994,654	$5,284,889	$5,109,992
6/16	$5,022,469	$5,377,929	$5,157,022
7/16	$5,172,360	$5,422,245	$5,296,462
8/16	$5,280,581	$5,428,094	$5,407,260
9/16	$5,319,584	$5,429,384	$5,443,300
10/16	$5,353,344	$5,393,365	$5,464,318
11/16	$5,371,228	$5,272,137	$5,438,377
12/16	$5,467,270	$5,287,798	$5,538,747
1/17	$5,538,774	$5,306,454	$5,619,193
2/17	$5,601,081	$5,347,397	$5,700,975
3/17	$5,591,387	$5,345,606	$5,688,252
4/17	$5,654,348	$5,389,960	$5,753,936
5/17	$5,695,199	$5,431,545	$5,803,972
6/17	$5,685,423	$5,426,940	$5,811,822
7/17	$5,760,758	$5,453,971	$5,876,186
8/17	$5,750,907	$5,501,026	$5,873,884
9/17	$5,821,267	$5,481,666	$5,926,627
10/17	$5,868,965	$5,488,248	$5,951,658
11/17	$5,882,114	$5,479,943	$5,936,465
12/17	$5,907,308	$5,504,100	$5,954,405
1/18	$5,966,146	$5,451,135	$5,990,116
2/18	$5,926,427	$5,399,447	$5,939,209
3/18	$5,916,241	$5,426,680	$5,903,334
4/18	$5,947,762	$5,390,471	$5,941,743
5/18	$5,949,432	$5,419,867	$5,940,096
6/18	$5,981,255	$5,412,007	$5,963,940
7/18	$6,025,458	$5,423,333	$6,029,027
8/18	$6,075,976	$5,450,052	$6,073,490
9/18	$6,114,521	$5,426,699	$6,107,311
10/18	$6,011,202	$5,381,303	$6,009,676
11/18	$5,925,989	$5,405,504	$5,957,973
12/18	$5,778,876	$5,490,077	$5,830,412
1/19	$6,011,035	$5,565,773	$6,093,963
2/19	$6,107,316	$5,571,839	$6,195,301
3/19	$6,159,745	$5,672,454	$6,253,571
4/19	$6,269,846	$5,680,394	$6,342,484
5/19	$6,194,673	$5,767,409	$6,267,108
6/19	$6,317,208	$5,848,985	$6,409,942
7/19	$6,336,767	$5,866,395	$6,446,084
8/19	$6,350,022	$5,999,137	$6,471,870
9/19	$6,402,556	$5,973,146	$6,495,440
10/19	$6,422,591	$5,992,444	$6,513,378
11/19	$6,435,916	$5,991,246	$6,534,642
12/19	$6,583,617	$6,000,174	$6,665,289
1/20	$6,610,380	$6,107,865	$6,667,061
2/20	$6,516,373	$6,199,319	$6,573,048
3/20	$5,529,381	$6,078,224	$5,819,802
4/20	$5,686,410	$6,199,980	$6,082,007
5/20	$5,985,974	$6,257,887	$6,349,945
6/20	$6,092,367	$6,310,102	$6,412,101
7/20	$6,351,502	$6,420,945	$6,712,709
8/20	$6,445,333	$6,383,919	$6,776,522
9/20	$6,413,938	$6,372,414	$6,706,821
10/20	$6,456,125	$6,349,638	$6,740,878
11/20	$6,690,314	$6,432,497	$7,007,549
12/20	$6,799,404	$6,454,709	$7,139,440
1/21	$6,835,003	$6,414,139	$7,163,054
2/21	$6,874,629	$6,331,377	$7,189,370
3/21	$6,914,343	$6,257,696	$7,200,124
4/21	$6,983,006	$6,310,316	$7,278,331
5/21	$7,013,605	$6,334,386	$7,299,858
6/21	$7,095,677	$6,380,565	$7,397,646
7/21	$7,097,687	$6,444,633	$7,425,822
8/21	$7,136,474	$6,440,332	$7,463,970
9/21	$7,150,776	$6,385,334	$7,463,154
10/21	$7,137,964	$6,380,115	$7,450,374
11/21	$7,059,099	$6,387,822	$7,377,917
12/21	$7,186,430	$6,383,515	$7,516,210
1/22	$7,043,454	$6,243,562	$7,310,691
2/22	$6,953,482	$6,158,437	$7,235,631
3/22	$6,907,985	$5,993,214	$7,152,679
4/22	$6,687,003	$5,769,682	$6,898,340
5/22	$6,612,013	$5,801,428	$6,915,252
6/22	$6,173,359	$5,685,501	$6,449,651
7/22	$6,485,039	$5,828,446	$6,830,397
8/22	$6,383,630	$5,676,928	$6,672,999
9/22	$6,127,858	$5,432,344	$6,407,950
10/22	$6,302,451	$5,372,739	$6,574,479
11/22	$6,391,466	$5,573,070	$6,717,178
12/22	$6,350,398	$5,554,141	$6,675,255
1/23	$6,614,000	$5,726,432	$6,929,396
2/23	$6,539,534	$5,585,724	$6,840,316
3/23	$6,610,698	$5,716,761	$6,913,434
4/23	$6,673,827	$5,751,684	$6,982,470
5/23	$6,626,854	$5,692,052	$6,918,486
6/23	$6,729,497	$5,683,206	$7,034,250
7/23	$6,857,706	$5,688,856	$7,131,303
8/23	$6,856,058	$5,654,598	$7,151,056
9/23	$6,762,305	$5,519,764	$7,066,455
10/23	$6,651,508	$5,436,756	$6,984,164
11/23	$6,945,150	$5,681,437	$7,300,577
12/23	$7,218,954	$5,897,014	$7,572,743
1/24	$7,270,334	$5,882,902	$7,572,442
2/24	$7,294,213	$5,812,368	$7,594,570
3/24	$7,396,011	$5,869,437	$7,684,414
4/24	$7,341,873	$5,732,278	$7,612,178
5/24	$7,418,565	$5,827,297	$7,695,808
6/24	$7,504,447	$5,880,568	$7,768,487
7/24	$7,591,054	$6,014,044	$7,919,514
8/24	$7,702,925	$6,102,576	$8,048,696
9/24	$7,797,366	$6,186,276	$8,178,916

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	15.31%	4.02%	4.54%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.04%

AssetsNet	$ 65,728,163
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 112,589
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$65,728,163
# of Portfolio Holdings	220
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$112,589

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.7%
Senior Loan Interests	7.0%
Corporate Bonds	91.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.7%
Not Rated	2.4%
CCC	16.1%
B	36.3%
BB	40.2%
BBB	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163600
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio
Class Name	A
Trading Symbol	MUAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index:

↑Allocation to fixed-rate securities, as the Fund locked in longer-dated fixed-rate securities prior to the market rally in June 2024, this benefited performance from both higher market value and higher current yield than prevailing alternatives as the monetary easing cycle began in September 2024.

↑ Exposure to BBB rated securities helped increase income compared to other tier 1 alternatives.

↓ Short maturity profile, as mandated by the Fund’s investment strategy, meant that higher yielding securities purchased at year-end 2023 (when prevailing interest rates were higher) matured and the proceeds were reinvested in a lower yield environment.

Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
4/16	$10,000	$10,000	$10,000
4/16	$10,000	$10,000	$10,000
5/16	$10,001	$10,020	$10,001
6/16	$10,003	$10,196	$10,005
7/16	$10,006	$10,280	$10,008
8/16	$10,009	$10,291	$10,010
9/16	$10,014	$10,294	$10,015
10/16	$10,018	$10,226	$10,017
11/16	$10,023	$9,996	$10,019
12/16	$10,029	$10,025	$10,023
1/17	$10,035	$10,061	$10,028
2/17	$10,041	$10,138	$10,032
3/17	$10,047	$10,135	$10,034
4/17	$10,055	$10,219	$10,040
5/17	$10,072	$10,298	$10,045
6/17	$10,080	$10,289	$10,054
7/17	$10,088	$10,340	$10,062
8/17	$10,097	$10,430	$10,072
9/17	$10,106	$10,393	$10,080
10/17	$10,115	$10,405	$10,089
11/17	$10,124	$10,390	$10,098
12/17	$10,125	$10,435	$10,109
1/18	$10,147	$10,335	$10,121
2/18	$10,157	$10,237	$10,131
3/18	$10,160	$10,289	$10,145
4/18	$10,185	$10,220	$10,158
5/18	$10,202	$10,276	$10,174
6/18	$10,218	$10,261	$10,191
7/18	$10,235	$10,282	$10,207
8/18	$10,252	$10,333	$10,225
9/18	$10,269	$10,289	$10,241
10/18	$10,287	$10,203	$10,259
11/18	$10,305	$10,249	$10,280
12/18	$10,325	$10,409	$10,299
1/19	$10,347	$10,552	$10,319
2/19	$10,377	$10,564	$10,337
3/19	$10,399	$10,755	$10,360
4/19	$10,419	$10,770	$10,380
5/19	$10,440	$10,935	$10,404
6/19	$10,460	$11,089	$10,427
7/19	$10,480	$11,122	$10,445
8/19	$10,500	$11,374	$10,467
9/19	$10,517	$11,325	$10,485
10/19	$10,535	$11,361	$10,505
11/19	$10,551	$11,359	$10,518
12/19	$10,566	$11,376	$10,533
1/20	$10,581	$11,580	$10,548
2/20	$10,594	$11,754	$10,563
3/20	$10,543	$11,524	$10,594
4/20	$10,571	$11,755	$10,595
5/20	$10,588	$11,865	$10,595
6/20	$10,592	$11,964	$10,596
7/20	$10,596	$12,174	$10,598
8/20	$10,599	$12,104	$10,599
9/20	$10,601	$12,082	$10,600
10/20	$10,592	$12,039	$10,602
11/20	$10,594	$12,196	$10,603
12/20	$10,595	$12,238	$10,604
1/21	$10,596	$12,161	$10,605
2/21	$10,596	$12,004	$10,606
3/21	$10,597	$11,864	$10,606
4/21	$10,597	$11,964	$10,607
5/21	$10,597	$12,010	$10,607
6/21	$10,598	$12,097	$10,606
7/21	$10,598	$12,219	$10,607
8/21	$10,598	$12,211	$10,607
9/21	$10,598	$12,106	$10,608
10/21	$10,599	$12,096	$10,607
11/21	$10,599	$12,111	$10,608
12/21	$10,599	$12,103	$10,609
1/22	$10,599	$11,837	$10,608
2/22	$10,589	$11,676	$10,610
3/22	$10,590	$11,363	$10,613
4/22	$10,593	$10,939	$10,615
5/22	$10,600	$10,999	$10,622
6/22	$10,610	$10,779	$10,624
7/22	$10,626	$11,050	$10,630
8/22	$10,647	$10,763	$10,647
9/22	$10,670	$10,299	$10,673
10/22	$10,687	$10,186	$10,690
11/22	$10,721	$10,566	$10,725
12/22	$10,770	$10,530	$10,763
1/23	$10,822	$10,857	$10,797
2/23	$10,861	$10,590	$10,832
3/23	$10,894	$10,839	$10,879
4/23	$10,949	$10,905	$10,913
5/23	$10,996	$10,792	$10,956
6/23	$11,033	$10,775	$11,006
7/23	$11,094	$10,786	$11,050
8/23	$11,146	$10,721	$11,100
9/23	$11,196	$10,465	$11,151
10/23	$11,249	$10,308	$11,200
11/23	$11,300	$10,772	$11,251
12/23	$11,365	$11,180	$11,303
1/24	$11,418	$11,154	$11,351
2/24	$11,468	$11,020	$11,398
3/24	$11,510	$11,128	$11,449
4/24	$11,561	$10,868	$11,498
5/24	$11,615	$11,048	$11,553
6/24	$11,666	$11,149	$11,600
7/24	$11,719	$11,402	$11,652
8/24	$11,784	$11,570	$11,708
9/24	$11,834	$11,729	$11,759

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/28/16 (Inception)
Class A	5.69%	2.39%	2.02%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	1.91%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.94%

Performance Inception Date	Apr. 28, 2016
Material Change Date		Sep. 30, 2023
AssetsNet	$ 11,231,150,088
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 17,073,139
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,231,150,088
# of Portfolio Holdings	136
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$17,073,139

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Time Deposits	4.8%
Certificates of Deposit	12.8%
Corporate Bonds	17.3%
Floating Rate Notes	18.8%
Commercial Paper	22.7%
Repurchase Agreements	23.6%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	73.5%
BBB	3.6%
A	18.3%
AA	4.7%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective May 1, 2024, the Distributor, Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an basis.

Material Fund Change Expenses [Text Block]

Effective May 1, 2024, the Distributor, Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163598
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio
Class Name	Institutional
Trading Symbol	MUIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index:

↑Allocation to fixed-rate securities, as the Fund locked in longer-dated fixed-rate securities prior to the market rally in June 2024, this benefited performance from both higher market value and higher current yield than prevailing alternatives as the monetary easing cycle began in September 2024.

↑ Exposure to BBB rated securities helped increase income compared to other tier 1 alternatives.

↓ Short maturity profile, as mandated by the Fund’s investment strategy, meant that higher yielding securities purchased at year-end 2023 (when prevailing interest rates were higher) matured and the proceeds were reinvested in a lower yield environment.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
4/16	$5,000,000	$5,000,000	$5,000,000
4/16	$5,000,046	$5,000,000	$5,000,000
5/16	$5,001,743	$5,009,930	$5,000,695
6/16	$5,003,792	$5,098,129	$5,002,577
7/16	$5,006,176	$5,140,140	$5,004,025
8/16	$5,008,818	$5,145,685	$5,004,915
9/16	$5,011,708	$5,146,907	$5,007,384
10/16	$5,015,005	$5,112,762	$5,008,636
11/16	$5,018,169	$4,997,841	$5,009,512
12/16	$5,021,931	$5,012,688	$5,011,641
1/17	$5,025,907	$5,030,373	$5,013,856
2/17	$5,029,564	$5,069,186	$5,015,934
3/17	$5,038,722	$5,067,488	$5,016,802
4/17	$5,043,121	$5,109,534	$5,020,169
5/17	$5,047,718	$5,148,956	$5,022,702
6/17	$5,052,413	$5,144,591	$5,026,930
7/17	$5,057,635	$5,170,215	$5,031,208
8/17	$5,062,979	$5,214,822	$5,035,921
9/17	$5,068,202	$5,196,469	$5,040,236
10/17	$5,073,616	$5,202,708	$5,044,739
11/17	$5,078,890	$5,194,836	$5,048,930
12/17	$5,085,241	$5,217,736	$5,054,540
1/18	$5,091,878	$5,167,527	$5,060,578
2/18	$5,097,993	$5,118,528	$5,065,363
3/18	$5,100,325	$5,144,344	$5,072,465
4/18	$5,113,890	$5,110,019	$5,079,096
5/18	$5,122,853	$5,137,886	$5,086,849
6/18	$5,131,820	$5,130,434	$5,095,406
7/18	$5,141,392	$5,141,171	$5,103,391
8/18	$5,150,919	$5,166,500	$5,112,592
9/18	$5,160,211	$5,144,362	$5,120,447
10/18	$5,170,256	$5,101,327	$5,129,300
11/18	$5,180,131	$5,124,270	$5,139,826
12/18	$5,190,968	$5,204,442	$5,149,288
1/19	$5,202,829	$5,276,200	$5,159,437
2/19	$5,218,776	$5,281,951	$5,168,624
3/19	$5,230,546	$5,377,331	$5,180,163
4/19	$5,241,762	$5,384,858	$5,189,907
5/19	$5,253,288	$5,467,346	$5,201,750
6/19	$5,264,212	$5,544,678	$5,213,261
7/19	$5,275,171	$5,561,182	$5,222,715
8/19	$5,285,721	$5,687,017	$5,233,429
9/19	$5,295,576	$5,662,378	$5,242,573
10/19	$5,305,241	$5,680,673	$5,252,657
11/19	$5,314,091	$5,679,537	$5,259,208
12/19	$5,322,878	$5,688,001	$5,266,715
1/20	$5,331,256	$5,790,088	$5,273,752
2/20	$5,338,788	$5,876,785	$5,281,549
3/20	$5,313,730	$5,761,990	$5,296,975
4/20	$5,328,983	$5,877,411	$5,297,388
5/20	$5,338,213	$5,932,305	$5,297,475
6/20	$5,341,261	$5,981,804	$5,298,155
7/20	$5,343,689	$6,086,880	$5,299,205
8/20	$5,345,661	$6,051,781	$5,299,611
9/20	$5,347,210	$6,040,874	$5,300,240
10/20	$5,343,097	$6,019,283	$5,300,791
11/20	$5,344,319	$6,097,831	$5,301,261
12/20	$5,345,532	$6,118,888	$5,301,847
1/21	$5,346,415	$6,080,428	$5,302,347
2/21	$5,346,921	$6,001,972	$5,302,796
3/21	$5,347,369	$5,932,125	$5,303,179
4/21	$5,347,821	$5,982,007	$5,303,259
5/21	$5,348,238	$6,004,824	$5,303,368
6/21	$5,348,649	$6,048,601	$5,303,172
7/21	$5,349,127	$6,109,336	$5,303,440
8/21	$5,349,571	$6,105,258	$5,303,650
9/21	$5,349,954	$6,053,122	$5,303,940
10/21	$5,350,328	$6,048,175	$5,303,722
11/21	$5,350,708	$6,055,480	$5,304,077
12/21	$5,351,103	$6,051,397	$5,304,454
1/22	$5,351,482	$5,918,725	$5,304,215
2/22	$5,346,530	$5,838,030	$5,304,895
3/22	$5,347,573	$5,681,403	$5,306,531
4/22	$5,349,322	$5,469,500	$5,307,277
5/22	$5,352,971	$5,499,595	$5,310,933
6/22	$5,358,400	$5,389,699	$5,312,091
7/22	$5,366,670	$5,525,207	$5,314,813
8/22	$5,377,660	$5,381,572	$5,323,391
9/22	$5,389,314	$5,149,714	$5,336,639
10/22	$5,398,470	$5,093,210	$5,345,015
11/22	$5,420,975	$5,283,117	$5,362,252
12/22	$5,440,597	$5,265,173	$5,381,660
1/23	$5,467,121	$5,428,501	$5,398,513
2/23	$5,492,518	$5,295,114	$5,416,133
3/23	$5,509,476	$5,419,333	$5,439,429
4/23	$5,532,036	$5,452,439	$5,456,550
5/23	$5,556,174	$5,395,909	$5,477,920
6/23	$5,574,761	$5,387,524	$5,502,990
7/23	$5,605,921	$5,392,879	$5,524,903
8/23	$5,632,340	$5,360,404	$5,549,849
9/23	$5,657,987	$5,232,585	$5,575,281
10/23	$5,684,819	$5,153,896	$5,600,184
11/23	$5,716,761	$5,385,846	$5,625,326
12/23	$5,743,906	$5,590,208	$5,651,546
1/24	$5,771,150	$5,576,830	$5,675,696
2/24	$5,796,608	$5,509,966	$5,698,949
3/24	$5,817,978	$5,564,065	$5,724,540
4/24	$5,844,311	$5,434,042	$5,749,102
5/24	$5,871,700	$5,524,118	$5,776,691
6/24	$5,898,225	$5,574,618	$5,800,248
7/24	$5,931,531	$5,701,149	$5,826,229
8/24	$5,958,769	$5,785,075	$5,854,100
9/24	$5,990,454	$5,864,420	$5,879,496

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/28/16 (Inception)
Institutional Class	5.88%	2.50%	2.17%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	1.91%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.94%

Performance Inception Date	Apr. 28, 2016
AssetsNet	$ 11,231,150,088
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 17,073,139
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,231,150,088
# of Portfolio Holdings	136
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$17,073,139

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Time Deposits	4.8%
Certificates of Deposit	12.8%
Corporate Bonds	17.3%
Floating Rate Notes	18.8%
Commercial Paper	22.7%
Repurchase Agreements	23.6%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	73.5%
BBB	3.6%
A	18.3%
AA	4.7%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163599
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio
Class Name	IR
Trading Symbol	MULSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index:

↑Allocation to fixed-rate securities, as the Fund locked in longer-dated fixed-rate securities prior to the market rally in June 2024, this benefited performance from both higher market value and higher current yield than prevailing alternatives as the monetary easing cycle began in September 2024.

↑ Exposure to BBB rated securities helped increase income compared to other tier 1 alternatives.

↓ Short maturity profile, as mandated by the Fund’s investment strategy, meant that higher yielding securities purchased at year-end 2023 (when prevailing interest rates were higher) matured and the proceeds were reinvested in a lower yield environment.

Line Graph [Table Text Block]
	Class IR	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
4/16	$10,000,000	$10,000,000	$10,000,000
4/16	$10,000,119	$10,000,000	$10,000,000
5/16	$10,003,938	$10,019,861	$10,001,390
6/16	$10,008,445	$10,196,259	$10,005,154
7/16	$10,013,638	$10,280,280	$10,008,050
8/16	$10,019,352	$10,291,369	$10,009,831
9/16	$10,025,544	$10,293,815	$10,014,768
10/16	$10,042,595	$10,225,525	$10,017,273
11/16	$10,049,341	$9,995,682	$10,019,025
12/16	$10,057,299	$10,025,376	$10,023,281
1/17	$10,065,671	$10,060,746	$10,027,712
2/17	$10,073,354	$10,138,372	$10,031,867
3/17	$10,082,034	$10,134,976	$10,033,605
4/17	$10,091,255	$10,219,068	$10,040,337
5/17	$10,100,883	$10,297,912	$10,045,405
6/17	$10,110,694	$10,289,181	$10,053,860
7/17	$10,121,578	$10,340,431	$10,062,417
8/17	$10,132,706	$10,429,644	$10,071,842
9/17	$10,143,579	$10,392,938	$10,080,471
10/17	$10,154,851	$10,405,417	$10,089,477
11/17	$10,165,822	$10,389,671	$10,097,860
12/17	$10,178,973	$10,435,473	$10,109,081
1/18	$10,192,697	$10,335,054	$10,121,156
2/18	$10,205,332	$10,237,056	$10,130,726
3/18	$10,220,649	$10,288,689	$10,144,930
4/18	$10,238,017	$10,220,038	$10,158,192
5/18	$10,256,403	$10,275,772	$10,173,698
6/18	$10,274,779	$10,260,869	$10,190,812
7/18	$10,294,383	$10,282,343	$10,206,782
8/18	$10,313,900	$10,333,000	$10,225,184
9/18	$10,332,936	$10,288,724	$10,240,893
10/18	$10,353,499	$10,202,655	$10,258,600
11/18	$10,373,703	$10,248,540	$10,279,652
12/18	$10,395,850	$10,408,884	$10,298,575
1/19	$10,430,460	$10,552,401	$10,318,874
2/19	$10,452,390	$10,563,902	$10,337,247
3/19	$10,476,422	$10,754,663	$10,360,326
4/19	$10,499,332	$10,769,716	$10,379,814
5/19	$10,522,871	$10,934,692	$10,403,501
6/19	$10,545,191	$11,089,356	$10,426,522
7/19	$10,567,598	$11,122,364	$10,445,431
8/19	$10,589,187	$11,374,034	$10,466,859
9/19	$10,609,370	$11,324,757	$10,485,145
10/19	$10,629,192	$11,361,346	$10,505,314
11/19	$10,647,363	$11,359,074	$10,518,417
12/19	$10,665,425	$11,376,001	$10,533,431
1/20	$10,682,668	$11,580,177	$10,547,504
2/20	$10,698,190	$11,753,569	$10,563,097
3/20	$10,659,136	$11,523,980	$10,593,951
4/20	$10,679,446	$11,754,822	$10,594,776
5/20	$10,698,394	$11,864,610	$10,594,950
6/20	$10,704,943	$11,963,608	$10,596,311
7/20	$10,710,261	$12,173,760	$10,598,410
8/20	$10,714,668	$12,103,561	$10,599,221
9/20	$10,718,212	$12,081,748	$10,600,481
10/20	$10,721,153	$12,038,566	$10,601,581
11/20	$10,713,312	$12,195,662	$10,602,522
12/20	$10,716,201	$12,237,775	$10,603,695
1/21	$10,718,427	$12,160,855	$10,604,694
2/21	$10,719,854	$12,003,944	$10,605,592
3/21	$10,721,210	$11,864,249	$10,606,359
4/21	$10,722,557	$11,964,014	$10,606,518
5/21	$10,723,851	$12,009,649	$10,606,735
6/21	$10,725,115	$12,097,201	$10,606,344
7/21	$10,726,530	$12,218,672	$10,606,880
8/21	$10,727,878	$12,210,516	$10,607,300
9/21	$10,729,086	$12,106,243	$10,607,879
10/21	$10,730,292	$12,096,349	$10,607,445
11/21	$10,731,496	$12,110,961	$10,608,154
12/21	$10,732,745	$12,102,794	$10,608,907
1/22	$10,733,960	$11,837,451	$10,608,429
2/22	$10,724,438	$11,676,059	$10,609,790
3/22	$10,726,987	$11,362,805	$10,613,062
4/22	$10,730,936	$10,939,001	$10,614,554
5/22	$10,738,711	$10,999,189	$10,621,865
6/22	$10,750,042	$10,779,398	$10,624,182
7/22	$10,767,089	$11,050,414	$10,629,626
8/22	$10,789,597	$10,763,144	$10,646,783
9/22	$10,813,423	$10,299,427	$10,673,279
10/22	$10,832,251	$10,186,419	$10,690,030
11/22	$10,866,945	$10,566,235	$10,724,503
12/22	$10,917,694	$10,530,347	$10,763,320
1/23	$10,971,382	$10,857,002	$10,797,026
2/23	$11,011,746	$10,590,227	$10,832,267
3/23	$11,046,207	$10,838,666	$10,878,859
4/23	$11,103,019	$10,904,878	$10,913,100
5/23	$11,151,940	$10,791,819	$10,955,841
6/23	$11,189,708	$10,775,047	$11,005,980
7/23	$11,252,731	$10,785,759	$11,049,806
8/23	$11,306,239	$10,720,808	$11,099,699
9/23	$11,358,187	$10,465,169	$11,150,562
10/23	$11,412,534	$10,307,792	$11,200,368
11/23	$11,465,642	$10,771,693	$11,250,652
12/23	$11,532,113	$11,180,416	$11,303,093
1/24	$11,587,299	$11,153,659	$11,351,393
2/24	$11,638,874	$11,019,932	$11,397,898
3/24	$11,682,275	$11,128,131	$11,449,079
4/24	$11,735,632	$10,868,084	$11,498,205
5/24	$11,791,129	$11,048,236	$11,553,382
6/24	$11,844,876	$11,149,235	$11,600,495
7/24	$11,912,275	$11,402,297	$11,652,458
8/24	$11,967,477	$11,570,150	$11,708,201
9/24	$12,031,606	$11,728,840	$11,758,991

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/28/16 (Inception)
Class IR	5.93%	2.55%	2.22%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	1.91%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.94%

Performance Inception Date	Apr. 28, 2016
AssetsNet	$ 11,231,150,088
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 17,073,139
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,231,150,088
# of Portfolio Holdings	136
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$17,073,139

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Time Deposits	4.8%
Certificates of Deposit	12.8%
Corporate Bonds	17.3%
Floating Rate Notes	18.8%
Commercial Paper	22.7%
Repurchase Agreements	23.6%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	73.5%
BBB	3.6%
A	18.3%
AA	4.7%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports